Consolidated Schedule of Investments (unaudited)	iShares® Core MSCI Emerging Markets ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.1%
Arcos Dorados Holdings Inc., Class A	1,080,300	$6,989,541
Banco Macro SA, ADR(a)	396,655	6,501,175
Despegar.com Corp.(a)	537,451	7,857,533
Globant SA(a)	330,902	72,093,619
Grupo Financiero Galicia SA, ADR	967,133	8,588,141
Pampa Energia SA, ADR(a)(b)	444,513	6,796,604
Transportadora de Gas del Sur SA, Class B, ADR(a)	694,475	3,201,530
YPF SA, ADR(a)	1,601,503	7,527,064
		119,555,207
Brazil — 4.0%
Adecoagro SA(a)(b)	846,629	8,999,666
AES Brasil Energia SA	1,652,707	4,430,093
Aliansce Sonae Shopping Centers SA	1,512,069	8,703,891
Alupar Investimento SA	1,666,978	8,767,171
Ambev SA	40,277,127	138,721,421
Anima Holding SA(a)	2,733,752	6,609,221
Arezzo Industria e Comercio SA	555,435	9,445,709
Atacadao SA	3,337,237	14,343,517
B2W Cia. Digital(a)	1,932,427	22,154,482
B3 SA - Brasil, Bolsa, Balcao	52,823,533	177,777,840
Banco Bradesco SA	12,605,891	55,293,025
Banco BTG Pactual SA	2,292,233	54,670,177
Banco do Brasil SA	6,977,261	44,835,365
Banco Inter SA	2,625,147	34,418,001
Banco Santander Brasil SA	3,374,498	26,689,335
BB Seguridade Participacoes SA	5,392,869	24,213,430
BK Brasil Operacao e Assessoria a Restaurantes SA(a)	2,356,840	4,816,153
BR Malls Participacoes SA(a)	6,695,600	14,363,223
BR Properties SA	2,634,013	4,851,877
BRF SA(a)	4,896,140	24,200,274
Camil Alimentos SA	1,464,455	2,823,987
CCR SA	10,292,135	27,212,929
Centrais Eletricas Brasileiras SA	2,786,019	23,435,553
Cia Brasileira de Distribuicao	1,474,323	11,154,241
Cia. de Locacao das Americas	3,005,017	15,573,711
Cia. de Saneamento Basico do Estado de Sao Paulo	2,853,310	21,422,956
Cia. de Saneamento de Minas Gerais-COPASA	1,883,215	6,341,582
Cia. de Saneamento do Parana	1,698,752	6,567,886
Cia. Hering	1,477,244	9,325,427
Cia. Siderurgica Nacional SA	6,107,404	52,640,134
Cielo SA	12,215,326	9,867,514
Cogna Educacao(a)	16,260,723	13,166,577
Construtora Tenda SA	931,099	4,298,452
Cosan SA	8,256,462	37,023,144
CPFL Energia SA	1,522,050	8,384,607
CVC Brasil Operadora e Agencia de Viagens SA(a)	1,936,790	9,249,708
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,614,195	11,988,269
Duratex SA	3,021,399	11,930,923
EcoRodovias Infraestrutura e Logistica SA(a)	2,324,730	5,571,287
EDP - Energias do Brasil SA	3,015,494	10,790,906
Embraer SA(a)	6,790,184	22,513,648
Enauta Participacoes SA	1,204,016	3,557,735
Energisa SA	1,497,200	13,349,748
Security	Shares	Value

Brazil (continued)
Eneva SA(a)	6,047,061	$21,418,874
Engie Brasil Energia SA	1,566,801	11,962,126
Equatorial Energia SA	7,763,764	36,839,780
Ez Tec Empreendimentos e Participacoes SA	1,118,657	6,683,995
Fleury SA	1,929,912	9,801,940
Grendene SA	3,282,071	6,391,968
GRUPO DE MODA SOMA SA(a)	2,199,390	6,410,333
Grupo Mateus SA(a)	2,415,559	3,777,425
Grupo SBF SA(a)	1,081,214	6,931,205
Guararapes Confeccoes SA	980,061	3,721,513
Hapvida Participacoes e Investimentos SA(c)	9,992,163	30,676,096
Hypera SA	3,116,999	21,770,010
Iguatemi Empresa de Shopping Centers SA	1,049,710	8,711,161
Instituto Hermes Pardini SA	617,775	2,509,411
Iochpe Maxion SA(a)	1,217,854	3,874,363
IRB Brasil Resseguros S/A	8,336,091	9,501,004
JBS SA	8,931,604	51,841,246
JHSF Participacoes SA	3,605,730	5,271,919
Klabin SA(a)	6,199,209	31,330,883
Light SA	3,029,956	9,505,494
Linx SA	1,618,092	11,673,784
Localiza Rent a Car SA	5,276,488	63,428,818
Locaweb Servicos de Internet SA(c)	3,781,312	18,980,203
LOG Commercial Properties e Participacoes SA	715,421	4,070,118
Lojas Quero Quero S/A	1,958,073	8,235,501
Lojas Renner SA	7,088,958	63,657,393
M. Dias Branco SA	983,435	5,526,951
Magazine Luiza SA	25,434,075	98,384,587
Marfrig Global Foods SA	3,605,256	12,707,668
Minerva SA	2,827,775	5,376,988
Movida Participacoes SA	1,598,932	5,543,815
MRV Engenharia e Participacoes SA	3,064,745	10,226,206
Multiplan Empreendimentos Imobiliarios SA	2,382,464	11,730,151
Natura & Co. Holding SA(a)	7,834,858	77,496,197
Notre Dame Intermedica Participacoes SA	4,480,637	75,991,232
Odontoprev SA	2,468,683	6,266,799
Omega Geracao SA(a)	1,156,962	8,826,450
Pet Center Comercio e Participacoes SA	1,649,660	7,387,813
Petro Rio SA(a)	5,372,380	20,338,288
Petrobras Distribuidora SA	6,608,822	32,716,313
Petroleo Brasileiro SA	31,750,009	162,353,501
Qualicorp Consultoria e Corretora de Seguros SA	1,984,928	11,128,729
Raia Drogasil SA	9,231,977	49,917,899
Rede D’Or Sao Luiz SA(c)	1,455,997	19,617,420
Rumo SA(a)	11,111,175	44,067,768
Santos Brasil Participacoes SA	4,531,067	7,807,238
Sao Martinho SA	1,741,377	11,500,700
Sendas Distribuidora SA	1,357,560	23,300,217
SIMPAR SA	865,622	8,630,144
SLC Agricola SA	995,242	10,121,040
Sul America SA	2,598,049	17,288,087
Suzano SA(a)	6,429,734	74,923,297
Telefonica Brasil SA	3,913,476	33,189,869
TIM SA	6,781,716	15,836,192
TOTVS SA	4,317,900	28,558,438
Transmissora Alianca de Energia Eletrica SA	1,758,755	13,056,437
Ultrapar Participacoes SA	6,210,836	23,000,007
Vale SA	33,421,216	736,052,953
Via Varejo SA(a)	11,023,251	27,453,959

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
Vivara Participacoes SA	1,062,602	$6,139,061
WEG SA	14,447,771	94,669,950
YDUQS Participacoes SA	2,482,539	15,671,572
		3,298,275,294
Chile — 0.4%
AES Gener SA	34,077,353	4,919,933
Aguas Andinas SA, Class A	24,687,250	4,712,215
Banco de Chile	358,461,397	36,959,374
Banco de Credito e Inversiones SA	426,745	20,380,092
Banco Santander Chile	520,409,136	28,696,128
CAP SA	664,171	12,073,336
Cencosud SA	12,054,467	25,040,680
Cencosud Shopping SA	3,798,191	7,234,650
Cia. Cervecerias Unidas SA	1,030,785	9,247,899
Cia. Sud Americana de Vapores SA	197,594,118	13,903,862
Colbun SA	66,925,640	9,145,118
Empresa Nacional de Telecomunicaciones SA	1,540,033	8,066,627
Empresas CMPC SA	9,183,526	23,703,511
Empresas COPEC SA	3,313,453	33,431,803
Enel Americas SA	179,165,234	24,729,501
Enel Chile SA	222,017,594	13,609,112
Engie Energia Chile SA	6,454,275	5,211,526
Falabella SA	6,353,441	28,697,033
Forus SA	559,926	1,139,173
Grupo Security SA	9,032,962	1,733,655
Inversiones Aguas Metropolitanas SA	5,606,320	3,087,539
Inversiones La Construccion SA	345,086	1,857,558
Itau CorpBanca Chile SA(a)	1,542,455,702	4,811,525
Parque Arauco SA(a)	5,563,029	8,070,039
Ripley Corp. SA	6,847,064	1,932,772
SMU SA	20,231,123	2,848,274
SONDA SA	5,385,365	3,177,626
Vina Concha y Toro SA	4,520,636	8,323,711
		346,744,272
China — 34.5%
21Vianet Group Inc., ADR(a)(b)	857,438	19,138,016
360 DigiTech Inc., ADR(a)(b)	691,875	19,420,931
360 Security Technology Inc., Class A(a)	4,143,988	7,983,179
361 Degrees International Ltd.(a)	9,689,000	4,356,328
3SBio Inc.(a)(c)	10,799,500	13,073,785
51job Inc., ADR(a)(b)	248,930	17,843,302
AAC Technologies Holdings Inc.(b)	6,103,000	37,145,430
AECC Aviation Power Co. Ltd., Class A	1,391,116	11,826,861
Agile Group Holdings Ltd.	9,788,500	13,913,070
Agora Inc., ADR(a)	351,984	15,730,165
Agricultural Bank of China Ltd., Class A	34,494,547	17,688,814
Agricultural Bank of China Ltd., Class H	219,387,000	89,018,249
Aier Eye Hospital Group Co. Ltd., Class A	2,188,577	28,908,856
Air China Ltd., Class H(a)	17,458,000	14,021,850
AK Medical Holdings Ltd.(b)(c)	4,658,000	8,372,828
Akeso Inc.(a)(c)	2,337,000	19,473,446
Alibaba Group Holding Ltd.(a)	105,175,128	2,861,789,308
Alibaba Group Holding Ltd., ADR(a)	2,892,347	618,846,564
Alibaba Health Information Technology Ltd.(a)	34,854,000	86,573,830
Alibaba Pictures Group Ltd.(a)(b)	110,190,000	14,762,569
A-Living Smart City Services Co. Ltd.(c)	4,017,000	19,388,415
Alphamab Oncology(a)(c)	3,324,000	8,636,553
Aluminum Corp. of China Ltd., Class H(a)	39,164,000	23,061,121
Anhui Conch Cement Co. Ltd., Class A	2,001,129	15,446,498
Security	Shares	Value

China (continued)
Anhui Conch Cement Co. Ltd., Class H	10,112,500	$63,258,107
Anhui Gujing Distillery Co. Ltd., Class A	221,455	8,530,775
Anhui Gujing Distillery Co. Ltd., Class B	878,380	12,050,842
Anhui Kouzi Distillery Co. Ltd., Class A	533,208	5,632,212
ANTA Sports Products Ltd.	9,259,000	189,173,519
Aoyuan Healthy Life Group Co. Ltd.(b)	5,717,000	4,288,672
Ascentage Pharma Group International(a)(c)	1,192,800	7,328,402
Ascletis Pharma Inc.(a)(b)(c)	4,435,000	2,174,206
Asia Cement China Holdings Corp.	4,888,000	4,637,159
Asymchem Laboratories Tianjin Co. Ltd., Class A	180,800	10,618,946
Autobio Diagnostics Co. Ltd., Class A	246,607	3,441,425
Autohome Inc., ADR	556,482	42,888,068
Avic Capital Co. Ltd., Class A	8,346,191	5,224,041
AVIC Jonhon Optronic Technology Co. Ltd., Class A	779,461	9,455,775
AVIC Shenyang Aircraft Co. Ltd., Class A	661,967	8,099,860
AVIC Xi’an Aircraft Industry Group Co. Ltd., Class A	1,777,327	7,800,915
AviChina Industry & Technology Co. Ltd., Class H	21,993,000	15,268,748
Baidu Inc., ADR(a)	2,286,956	448,860,854
Bank of Beijing Co. Ltd., Class A	15,768,406	12,175,180
Bank of Chengdu Co. Ltd., Class A	3,390,908	7,191,319
Bank of China Ltd., Class A	16,886,500	8,843,873
Bank of China Ltd., Class H	662,414,000	248,440,031
Bank of Communications Co. Ltd., Class A	18,727,380	14,432,781
Bank of Communications Co. Ltd., Class H	70,553,000	47,554,389
Bank of Hangzhou Co. Ltd., Class A	4,146,740	10,772,660
Bank of Jiangsu Co. Ltd., Class A	11,247,708	13,512,811
Bank of Nanjing Co. Ltd., Class A	7,153,422	11,803,938
Bank of Ningbo Co. Ltd., Class A	3,337,576	22,202,792
Bank of Shanghai Co. Ltd., Class A	7,339,635	9,822,869
Baoshan Iron & Steel Co. Ltd., Class A	11,947,173	14,849,569
Baozun Inc., ADR(a)(b)	517,629	17,956,550
BBMG Corp., Class A	17,441,936	7,574,408
BC Technology Group Ltd.(a)	1,365,500	3,366,995
BeiGene Ltd., ADR(a)(b)	395,034	141,623,639
Beijing Capital International Airport Co. Ltd., Class H	15,696,000	10,599,258
Beijing Capital Land Ltd., Class H(a)	13,180,000	1,832,669
Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H(a)	919,750	3,317,796
Beijing Energy International Holding Co. Ltd.(a)	57,868,852	2,050,527
Beijing Enlight Media Co. Ltd., Class A	2,167,194	4,313,452
Beijing Enterprises Holdings Ltd.	3,652,500	12,654,752
Beijing Enterprises Urban Resources Group Ltd.(a)(b)	23,192,000	3,670,638
Beijing Enterprises Water Group Ltd.(b)	39,780,000	16,194,928
Beijing Gas Blue Sky Holdings Ltd.(a)(d)	92,816,000	1,387,295
Beijing New Building Materials PLC, Class A	1,122,219	8,130,977
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	1,419,061	13,999,368
Beijing Shiji Information Technology Co. Ltd., Class A	749,985	4,343,136
Beijing Shunxin Agriculture Co. Ltd., Class A	588,000	4,642,530
Beijing Sinnet Technology Co. Ltd., Class A	1,603,787	3,879,096
Beijing Tiantan Biological Products Corp. Ltd., Class A	897,797	4,819,598

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(b)	2,723,000	$4,830,648
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	20,609,600	18,748,794
BEST Inc., ADR(a)(b)	1,929,715	2,740,195
Betta Pharmaceuticals Co. Ltd., Class A	282,594	5,027,639
BGI Genomics Co. Ltd., Class A	337,600	6,839,804
Bilibili Inc., ADR(a)(b)	1,387,198	148,679,882
Bit Digital Inc.(a)	336,199	2,840,882
BOC Aviation Ltd.(b)(c)	1,766,200	15,717,663
BOE Technology Group Co. Ltd., Class A	18,314,600	18,218,115
Bosideng International Holdings Ltd.(b)	28,268,000	15,651,065
Brilliance China Automotive Holdings Ltd.(d)	25,946,000	24,405,133
Burning Rock Biotech Ltd., ADR(a)	369,485	10,001,959
BYD Co. Ltd., Class A	916,686	25,775,749
BYD Co. Ltd., Class H	6,696,000	155,889,548
BYD Electronic International Co. Ltd.(b)	5,829,500	38,339,903
By-Health Co. Ltd., Class A	966,800	5,545,263
C&D International Investment Group Ltd.(a)	4,681,000	8,538,961
Caitong Securities Co. Ltd., Class A	4,152,831	7,362,350
Canaan Inc., ADR(a)	789,984	6,635,866
CanSino Biologics Inc., Class H(a)(b)(c)	684,400	30,284,019
Canvest Environmental Protection Group Co. Ltd.	10,449,000	5,479,703
Central China Management Co. Ltd.(a)	5,450,000	1,853,909
Central China Real Estate Ltd.	9,756,000	2,677,561
CGN New Energy Holdings Co. Ltd.(a)(b)	12,366,000	3,837,431
CGN Power Co. Ltd., Class H(c)	77,425,000	17,058,401
Changchun High & New Technology Industry Group Inc., Class A	220,542	14,249,483
Changjiang Securities Co. Ltd., Class A	6,269,296	7,666,468
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	239,336	7,250,302
Chaowei Power Holdings Ltd.	6,380,000	2,277,905
Chaozhou Three-Circle Group Co. Ltd., Class A	1,351,646	7,912,236
China Aircraft Leasing Group Holdings Ltd.	4,888,000	3,886,157
China Animal Healthcare Ltd.(a)(b)(d)	1,237,000	2
China Aoyuan Group Ltd.	10,509,000	12,324,535
China BlueChemical Ltd., Class H	18,724,000	5,885,967
China Bohai Bank Co. Ltd., Class H(c)	22,496,000	9,594,475
China Cinda Asset Management Co. Ltd., Class H	71,537,000	15,297,861
China CITIC Bank Corp. Ltd., Class H.	72,765,000	39,773,303
China Communications Services Corp. Ltd., Class H	21,416,000	9,023,487
China Conch Venture Holdings Ltd.	14,104,000	64,943,996
China Construction Bank Corp., Class A	4,717,868	5,141,187
China Construction Bank Corp., Class H	816,356,000	670,515,556
China CSSC Holdings Ltd., Class A(a)	2,269,100	6,133,565
China Datang Corp. Renewable Power Co. Ltd., Class H	24,295,000	5,415,861
China Dongxiang Group Co. Ltd.(b)	39,428,000	4,927,603
China East Education Holdings Ltd.(c)	4,984,500	10,872,115
China Education Group Holdings Ltd.(b)	6,620,000	17,106,785
China Everbright Bank Co. Ltd., Class A	20,158,682	12,145,296
China Everbright Bank Co. Ltd., Class H	23,357,000	9,905,091
China Everbright Environment Group Ltd.	31,692,148	19,064,283
China Everbright Greentech Ltd.(b)(c)	12,788,000	4,959,158
China Everbright Ltd.	7,920,000	10,022,825
China Everbright Water Ltd.(b)	9,799,300	1,922,804
Security	Shares	Value

China (continued)
China Evergrande Group(b)	16,542,000	$24,797,965
China Feihe Ltd.(c)	30,286,000	84,854,922
China Fiber Optic Network System Group Ltd.(a)(d)	10,394,800	13
China Foods Ltd.	10,088,000	4,120,798
China Fortune Land Development Co. Ltd., Class A	2,758,934	2,354,489
China Galaxy Securities Co. Ltd., Class H	35,470,500	22,254,403
China Gas Holdings Ltd.	26,052,200	97,237,550
China Gezhouba Group Co. Ltd., Class A	5,369,204	5,970,522
China Grand Pharmaceutical and Healthcare Holdings Ltd., Class A(b)	11,716,000	12,212,816
China Greatwall Technology Group Co. Ltd., Class A	1,900,100	4,572,290
China Harmony Auto Holding Ltd.	7,408,500	3,369,713
China High Speed Transmission Equipment Group Co. Ltd.(a)(b)	5,101,000	3,365,383
China Hongqiao Group Ltd.	18,365,000	29,575,497
China Huarong Asset Management Co. Ltd., Class H(c)(d)	83,902,000	11,027,077
China Huishan Dairy Holdings Co. Ltd.(a)(d)	16,599,187	21
China Huiyuan Juice Group Ltd.(a)(d)	10,877,000	14
China International Capital Corp. Ltd., Class H(c)	12,829,200	37,874,698
China Jinmao Holdings Group Ltd.	46,132,000	17,830,150
China Jushi Co. Ltd., Class A	2,656,618	6,818,743
China Kepei Education Group Ltd.(b)	8,194,000	6,254,389
China Lesso Group Holdings Ltd.	9,617,000	25,321,419
China Life Insurance Co. Ltd., Class A	1,586,821	9,094,408
China Life Insurance Co. Ltd., Class H	60,782,000	128,308,782
China Lilang Ltd.	5,342,000	3,359,066
China Literature Ltd.(a)(b)(c)	3,310,600	34,744,420
China Logistics Property Holdings Co. Ltd.(a)(b)(c)	13,916,000	7,548,090
China Longyuan Power Group Corp. Ltd., Class H	27,769,000	39,264,791
China Lumena New Materials Corp.(a)(b)(d)	64,600	209,093
China Machinery Engineering Corp., Class H	8,769,000	3,922,248
China Maple Leaf Educational Systems Ltd.(a)(b)	18,600,000	4,030,256
China Medical System Holdings Ltd.	11,633,000	29,847,948
China Meidong Auto Holdings Ltd.	5,058,000	26,674,170
China Mengniu Dairy Co. Ltd.	26,803,000	162,620,307
China Merchants Bank Co. Ltd., Class A	10,402,916	95,268,619
China Merchants Bank Co. Ltd., Class H	33,217,464	307,543,104
China Merchants Energy Shipping Co. Ltd., Class A	4,866,388	4,068,048
China Merchants Land Ltd.	25,542,000	3,652,171
China Merchants Port Holdings Co. Ltd.	11,514,270	18,722,532
China Merchants Securities Co. Ltd., Class A	3,841,981	12,453,630
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	4,891,466	8,921,628
China Metal Recycling Holdings Ltd.(a)(d)	62,400	0	(e)
China Minsheng Banking Corp. Ltd., Class A	16,818,617	12,486,116
China Minsheng Banking Corp. Ltd., Class H	46,602,720	24,975,681
China Modern Dairy Holdings Ltd.(a)(b)	27,055,000	6,763,297
China Molybdenum Co. Ltd., Class A	11,011,171	10,080,631
China Molybdenum Co. Ltd., Class H	26,367,000	18,175,991
China National Building Material Co. Ltd., Class H	32,642,850	43,648,566

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China National Chemical Engineering Co. Ltd., Class A	6,098,622	$6,052,580
China National Nuclear Power Co. Ltd., Class A	11,889,109	9,738,137
China National Software & Service Co. Ltd., Class A	294,999	2,673,546
China New Higher Education Group Ltd.(c)	9,039,000	6,875,480
China Northern Rare Earth Group High-Tech Co. Ltd., Class A(a)	2,566,400	8,873,868
China Oilfield Services Ltd., Class H	14,716,000	13,836,920
China Oriental Group Co. Ltd.	13,486,000	4,386,753
China Overseas Grand Oceans Group Ltd.	15,248,500	9,660,121
China Overseas Land & Investment Ltd.	31,289,500	74,880,818
China Overseas Property Holdings Ltd.	11,920,000	12,766,942
China Pacific Insurance Group Co. Ltd., Class A	3,172,042	17,184,865
China Pacific Insurance Group Co. Ltd., Class H	22,671,400	85,299,056
China Petroleum & Chemical Corp., Class A	12,729,650	8,850,312
China Petroleum & Chemical Corp., Class H	204,084,200	108,387,936
China Power International Development Ltd.	46,867,000	11,777,972
China Railway Group Ltd., Class A	10,050,966	8,523,134
China Railway Group Ltd., Class H	29,178,000	15,402,445
China Renaissance Holdings Ltd.(c)	1,230,200	3,483,649
China Renewable Energy Investment Ltd.(a)(d)	8,046	0	(e)
China Resources Beer Holdings Co. Ltd.	12,528,000	112,516,092
China Resources Cement Holdings Ltd.	19,908,000	21,137,602
China Resources Gas Group Ltd.	7,760,000	48,466,860
China Resources Land Ltd.	27,137,777	127,174,035
China Resources Medical Holdings Co. Ltd.	9,189,500	9,792,724
China Resources Mixc Lifestyle Services Ltd.(a)(c)	1,944,000	11,685,550
China Resources Pharmaceutical Group Ltd.(c)	14,104,500	10,117,702
China Resources Power Holdings Co. Ltd.	15,776,000	20,326,462
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	1,097,827	4,498,516
China SCE Group Holdings Ltd.	19,032,200	8,652,849
China Shenhua Energy Co. Ltd., Class A	3,433,529	10,795,617
China Shenhua Energy Co. Ltd., Class H	28,437,000	64,403,673
China Shineway Pharmaceutical Group Ltd.(b)	3,852,000	4,191,720
China Shipbuilding Industry Co. Ltd., Class A(a)	15,996,318	10,463,373
China South City Holdings Ltd.	45,420,000	5,032,532
China Southern Airlines Co. Ltd., Class A(a)	6,422,184	6,436,383
China Southern Airlines Co. Ltd., Class H(a)(b)	12,794,000	8,670,974
China State Construction Engineering Corp. Ltd., Class A	21,366,719	16,433,830
China State Construction International Holdings Ltd.	16,992,000	12,060,926
China Taiping Insurance Holdings Co. Ltd.	13,556,708	25,001,662
China Tian Lun Gas Holdings Ltd.(b)	3,648,500	3,866,728
China Tobacco International HK Co. Ltd.(b)	2,838,000	6,444,834
China Tourism Group Duty Free Corp. Ltd., Class A	1,012,179	53,360,288
China Tower Corp. Ltd., Class H(c)	340,356,000	46,501,272
China Traditional Chinese Medicine Holdings Co. Ltd.	23,298,000	15,036,914
China Travel International Investment Hong Kong Ltd.(a)	30,830,000	5,045,900
China Vanke Co. Ltd., Class A	4,579,793	19,230,885
China Vanke Co. Ltd., Class H.	14,139,287	48,930,734
China Vast Industrial Urban Development Co. Ltd.(b)(c)	3,524,000	1,384,460
Security	Shares	Value

China (continued)
China Water Affairs Group Ltd.(b)	9,232,000	$7,101,630
China Yangtze Power Co. Ltd., Class A	10,791,730	33,700,004
China Youzan Ltd.(a)	121,844,000	26,509,458
China Yuchai International Ltd.	128,233	2,049,163
China Yuhua Education Corp. Ltd.(b)(c)	11,448,000	11,406,667
China ZhengTong Auto Services Holdings Ltd.(a)	4,050,500	313,555
China Zheshang Bank Co. Ltd., Class A	18,552,500	11,727,032
China Zhongwang Holdings Ltd.(a)	15,462,400	3,880,895
Chinasoft International Ltd.	20,000,000	25,726,887
Chindata Group Holdings Ltd., ADR(a)	494,378	8,008,924
Chongqing Brewery Co. Ltd., Class A(a)	338,300	9,202,873
Chongqing Changan Automobile Co. Ltd., Class A(a)	2,423,983	9,055,513
Chongqing Rural Commercial Bank Co. Ltd., Class H	20,321,000	9,183,472
Chongqing Zhifei Biological Products Co. Ltd., Class A	834,776	25,658,912
CIFI Holdings Group Co. Ltd.	27,754,000	24,257,094
CIMC Enric Holdings Ltd.(b)	8,464,000	7,926,510
CITIC Ltd.	48,118,000	55,636,396
CITIC Resources Holdings Ltd.(a)	4,128,000	170,197
CITIC Securities Co. Ltd., Class A	5,931,245	24,368,309
CITIC Securities Co. Ltd., Class H	18,447,000	51,007,211
CMGE Technology Group Ltd.	10,778,000	4,707,508
COFCO Joycome Foods Ltd.	21,406,000	9,430,881
Colour Life Services Group Co. Ltd.(b)	4,344,000	1,913,863
Concord New Energy Group Ltd.	87,080,000	5,828,152
Consun Pharmaceutical Group Ltd.	5,666,000	4,197,260
Contemporary Amperex Technology Co. Ltd., Class A	1,216,147	83,037,867
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	5,124,605	17,273,178
COSCO SHIPPING Holdings Co. Ltd., Class H(a)(b)	22,030,500	46,362,389
COSCO SHIPPING International Hong Kong Co. Ltd.	11,660,000	4,042,660
COSCO SHIPPING Ports Ltd.	15,688,000	12,735,780
Country Garden Holdings Co. Ltd.	64,378,733	81,577,699
Country Garden Services Holdings Co. Ltd.(b)	12,701,000	131,825,296
CPMC Holdings Ltd.	7,437,000	4,436,510
CSC Financial Co. Ltd., Class A	1,813,292	9,707,765
CSPC Pharmaceutical Group Ltd.	76,213,760	119,722,616
CStone Pharmaceuticals(a)(c)	5,769,000	9,962,640
CT Environmental Group Ltd.(a)(b)(d)	33,362,000	1,461,568
Dada Nexus Ltd., ADR(a)	389,712	9,793,463
Dali Foods Group Co. Ltd.(c)	17,922,500	11,223,357
Daqin Railway Co. Ltd., Class A	11,852,062	12,766,962
Daqo New Energy Corp., ADR(a)(b)	450,665	33,520,463
DaShenLin Pharmaceutical Group Co. Ltd., Class A	544,862	6,431,024
DHC Software Co. Ltd., Class A	3,264,398	3,855,289
Differ Group Holding Co. Ltd.(a)	17,424,000	4,313,783
Digital China Holdings Ltd.	8,870,000	6,014,814
Dongfeng Motor Group Co. Ltd., Class H	22,986,000	21,517,362
Dongxing Securities Co. Ltd., Class A	3,181,067	5,708,160
Dongyue Group Ltd.(b)	12,578,000	10,117,575
DouYu International Holdings Ltd., ADR(a)	1,032,176	8,154,190
East Money Information Co. Ltd., Class A	5,547,813	27,802,606
Ecovacs Robotics Co. Ltd., Class A(a)	266,500	7,648,300
EHang Holdings Ltd., ADR(a)	212,945	5,751,644

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
E-House China Enterprise Holdings Ltd.	3,597,300	$3,574,847
ENN Energy Holdings Ltd.	6,774,000	124,616,976
Eve Energy Co. Ltd., Class A	1,005,031	17,582,873
Ever Sunshine Lifestyle Services Group Ltd.	6,370,000	17,796,914
Everbright Securities Co. Ltd., Class A	2,346,986	6,200,036
Excellence Commercial Property & Facilities Management Group Ltd.(a)	3,198,000	4,065,164
Fangda Carbon New Material Co. Ltd., Class A(a)	4,609,184	6,257,129
Fanhua Inc., ADR	432,645	5,749,852
Fantasia Holdings Group Co. Ltd.(b)	22,900,500	3,037,874
Far East Horizon Ltd.(b)	15,846,000	17,325,036
Fiberhome Telecommunication Technologies Co. Ltd., Class A	1,043,598	2,970,302
FinVolution Group, ADR	641,957	4,827,517
First Capital Securities Co. Ltd., Class A	3,371,800	3,789,406
Flat Glass Group Co. Ltd., Class H.	3,688,000	11,378,383
Focus Media Information Technology Co. Ltd., Class A	7,984,499	12,873,770
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,816,763	39,258,961
Fosun International Ltd.	21,869,000	35,465,556
Founder Securities Co. Ltd., Class A(a)	6,948,987	11,098,629
Foxconn Industrial Internet Co. Ltd., Class A	4,308,661	8,420,020
Fu Jian Anjoy Foods Co. Ltd., Class A	174,100	6,763,079
Fu Shou Yuan International Group Ltd.	9,359,000	9,979,600
Fufeng Group Ltd.	15,971,400	5,369,046
Fuyao Glass Industry Group Co. Ltd., Class A	1,238,300	10,204,351
Fuyao Glass Industry Group Co. Ltd., Class H(c)	4,533,600	30,101,113
Ganfeng Lithium Co. Ltd., Class A	681,184	13,893,711
Ganfeng Lithium Co. Ltd., Class H(c)	1,247,400	18,774,955
GCL-Poly Energy Holdings Ltd.(a)(b)	160,925,000	41,055,999
GDS Holdings Ltd., ADR(a)(b)	779,793	58,656,029
Geely Automobile Holdings Ltd.	50,057,000	127,270,153
Gemdale Corp., Class A	3,092,696	5,223,227
Gemdale Properties & Investment Corp. Ltd.	62,876,000	9,238,200
Genertec Universal Medical Group Co. Ltd.(c)	11,170,000	10,204,509
Genscript Biotech Corp.(a)(b)	9,512,000	37,320,540
GF Securities Co. Ltd., Class A	2,827,230	7,117,462
GF Securities Co. Ltd., Class H	10,028,000	14,338,912
Gigadevice Semiconductor Beijing Inc., Class A	441,135	9,404,497
Glory Sun Financial Group Ltd.(a)	145,236,000	4,418,031
GoerTek Inc., Class A	1,869,662	11,458,426
GOME Retail Holdings Ltd.(a)(b)	101,659,000	16,229,811
Gotion High-tech Co. Ltd., Class A(a)	897,500	5,069,729
Grand Baoxin Auto Group Ltd.(a)	166,000	13,920
Great Wall Motor Co. Ltd., Class A	1,334,200	7,770,758
Great Wall Motor Co. Ltd., Class H(b)	26,179,500	73,137,941
Greenland Holdings Corp. Ltd., Class A	5,720,632	5,237,921
Greenland Hong Kong Holdings Ltd.	9,314,000	3,190,808
Greentown China Holdings Ltd.(b)	8,391,000	9,577,344
Greentown Management Holdings Co. Ltd.(a)(c)	4,629,000	3,266,959
Greentown Service Group Co. Ltd.(b)	12,520,000	19,903,528
GSX Techedu Inc., ADR(a)(b)	1,007,323	18,675,768
Guangdong Haid Group Co. Ltd., Class A	947,120	11,789,517
Guangdong Investment Ltd.	24,610,000	36,167,060
Guangdong Kinlong Hardware Products Co. Ltd., Class A	253,300	7,192,870
Guangzhou Automobile Group Co. Ltd., Class H	24,651,200	20,970,532
Security	Shares	Value

China (continued)
Guangzhou Baiyun International Airport Co. Ltd., Class A	2,197,123	$4,007,567
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	1,401,088	7,110,653
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	321,900	7,680,026
Guangzhou R&F Properties Co. Ltd., Class H	11,738,400	15,907,160
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	466,200	9,603,154
Guangzhou Tinci Materials Technology Co. Ltd., Class A	719,798	10,591,621
Guorui Properties Ltd.	1,992,000	79,571
Guosen Securities Co. Ltd., Class A	4,789,867	8,441,840
Guotai Junan Securities Co. Ltd., Class A	3,490,225	9,827,662
Guoyuan Securities Co. Ltd., Class A	4,067,881	5,168,602
Haidilao International Holding Ltd.(b)(c)	8,645,000	49,819,385
Haier Smart Home Co. Ltd., Class A	3,368,637	15,968,647
Haier Smart Home Co. Ltd., Class H(a)	16,639,200	70,046,952
Hainan Meilan International Airport Co. Ltd., Class H(a)	1,618,000	7,451,108
Haitian International Holdings Ltd.	5,376,000	18,791,028
Haitong Securities Co. Ltd., Class A	4,390,456	8,083,120
Haitong Securities Co. Ltd., Class H	22,252,000	21,240,208
Hangzhou First Applied Material Co. Ltd., Class A	664,000	8,526,083
Hangzhou Robam Appliances Co. Ltd., Class A	781,209	5,417,928
Hangzhou Steam Turbine Co. Ltd., Class B	3,742,463	5,919,556
Hangzhou Tigermed Consulting Co. Ltd., Class A	239,074	6,593,269
Hangzhou Tigermed Consulting Co. Ltd., Class H(c)	1,035,400	21,492,158
Hansoh Pharmaceutical Group Co. Ltd.(a)(c)	10,082,000	43,953,763
Harbin Electric Co. Ltd., Class H(a)	6,086,000	1,709,308
Hebei Construction Group Corp. Ltd., Class H(b)	3,969,500	1,416,783
Hefei Meiya Optoelectronic Technology Inc., Class A	591,060	4,657,703
Henan Shuanghui Investment & Development Co. Ltd., Class A	1,754,147	9,724,247
Hengan International Group Co. Ltd.(b)	5,271,000	35,334,665
Hengli Petrochemical Co. Ltd., Class A	3,121,830	13,386,047
HengTen Networks Group Ltd.(a)(b)	23,351,200	22,890,344
Hengtong Optic-Electric Co. Ltd., Class A	2,637,500	4,915,147
Hengyi Petrochemical Co. Ltd., Class A	2,821,561	5,545,826
Hi Sun Technology China Ltd.(a)(b)	24,882,000	4,677,677
Hithink RoyalFlush Information Network Co. Ltd., Class A	361,702	6,799,166
Hope Education Group Co. Ltd.(b)(c)	28,876,000	8,482,539
Hopson Development Holdings Ltd.(b)	5,696,900	28,028,849
Hua Han Health Industry Holdings Ltd.(a)(b)(d)	22,424,288	29
Hua Hong Semiconductor Ltd.(a)(c)	4,499,000	24,119,621
Hua Medicine(a)(c)	4,450,500	2,834,773
Huabao International Holdings Ltd.(b)	8,518,000	13,761,389
Huadong Medicine Co. Ltd., Class A	1,292,851	10,762,107
Huafon Chemical Co. Ltd., Class A	2,764,200	5,383,908
Hualan Biological Engineering Inc., Class A	1,106,120	7,030,699
Huaneng Power International Inc., Class H	32,074,000	11,495,609
Huatai Securities Co. Ltd., Class A	3,782,751	10,221,027
Huatai Securities Co. Ltd., Class H(c)	11,998,000	18,592,689
Huaxia Bank Co. Ltd., Class A	11,650,818	11,780,565
Huaxin Cement Co. Ltd., Class A	1,309,969	4,493,237

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Huayu Automotive Systems Co. Ltd., Class A	1,894,510	$7,300,771
Huazhu Group Ltd., ADR(a)	1,474,218	84,281,043
Hubei Biocause Pharmaceutical Co. Ltd., Class A	6,181,271	3,850,751
Humanwell Healthcare Group Co. Ltd., Class A	848,300	3,773,188
Hundsun Technologies Inc., Class A	787,948	11,657,164
Hutchmed China Ltd., ADR(a)(b)	629,508	18,727,863
HUYA Inc., ADR(a)(b)	687,394	10,517,128
iClick Interactive Asia Group Ltd., ADR(a)(b)	647,721	7,364,588
Iflytek Co. Ltd., Class A	1,403,284	13,729,303
I-Mab, ADR(a)	216,926	17,586,191
IMAX China Holding Inc.(c)	1,404,900	2,258,659
Industrial & Commercial Bank of China Ltd., Class A	27,783,180	22,769,954
Industrial & Commercial Bank of China Ltd., Class H	476,423,000	312,776,190
Industrial Bank Co. Ltd., Class A	10,383,279	37,746,406
Industrial Securities Co. Ltd., Class A	5,995,624	10,463,014
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	32,669,000	8,439,958
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	6,038,800	5,364,731
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	3,063,862	19,543,049
Inner Mongolia Yitai Coal Co. Ltd., Class B	9,870,295	6,293,122
Innovent Biologics Inc.(a)(c)	9,787,000	118,452,658
Inspur Electronic Information Industry Co. Ltd., Class A	1,256,972	5,786,235
Inspur International Ltd.(a)	5,330,000	1,408,521
Intco Medical Technology Co. Ltd., Class A	181,700	4,058,348
iQIYI Inc., ADR(a)(b)	2,412,748	34,405,786
Jafron Biomedical Co. Ltd., Class A	625,673	8,507,915
Jason Furniture Hangzhou Co. Ltd., Class A	593,900	7,503,605
JCET Group Co. Ltd., Class A(a)	1,071,600	5,845,628
JD Health International Inc.(a)(b)(c)	2,579,850	34,298,363
JD.com Inc., ADR(a)	7,336,414	542,454,451
Jiangsu Eastern Shenghong Co. Ltd., Class A	1,703,300	4,638,073
Jiangsu Expressway Co. Ltd., Class H	9,860,000	11,923,461
Jiangsu Hengli Hydraulic Co. Ltd., Class A	779,596	9,782,152
Jiangsu Hengrui Medicine Co. Ltd., Class A	2,663,686	36,188,701
Jiangsu King’s Luck Brewery JSC Ltd., Class A	927,656	8,690,045
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	779,551	26,713,126
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	2,935,851	3,154,175
Jiangxi Copper Co. Ltd., Class H	11,287,000	26,740,593
Jiangxi Zhengbang Technology Co. Ltd., Class A	2,532,100	5,036,177
Jiayuan International Group Ltd.	15,220,000	7,746,395
Jinchuan Group International Resources Co. Ltd.(b)	32,204,000	5,469,833
Jinke Properties Group Co. Ltd., Class A	3,724,100	3,531,178
JinkoSolar Holding Co. Ltd., ADR(a)(b)	318,811	11,671,671
Jinxin Fertility Group Ltd.(c)	11,422,000	32,907,291
JiuGui Liquor Co. Ltd., Class A	239,300	9,296,905
Jiumaojiu International Holdings Ltd.(a)(b)(c)	6,604,000	26,161,901
JNBY Design Ltd.	2,610,000	4,782,203
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	599,042	4,717,290
JOYY Inc., ADR(b)	504,050	38,786,647
Security	Shares	Value

China (continued)
Juewei Food Co. Ltd., Class A	429,200	$5,790,026
JW Cayman Therapeutics Co. Ltd.(a)(c)	941,500	3,531,282
Kaisa Group Holdings Ltd.	22,004,000	10,125,605
Kaisa Prosperity Holdings Ltd.(b)	823,250	3,284,683
Kama Co. Ltd., Class B(a)	176,849	55,354
Kangji Medical Holdings Ltd.	2,808,000	4,952,814
KE Holdings Inc., ADR(a)	2,922,408	151,643,751
Kingboard Holdings Ltd.	5,908,700	31,440,757
Kingboard Laminates Holdings Ltd.	9,226,500	19,694,044
Kingdee International Software Group Co. Ltd.(b)	22,003,000	89,411,889
Kingfa Sci & Tech Co. Ltd., Class A	1,786,600	6,345,584
Kingsoft Cloud Holdings Ltd., ADR(a)(b)	494,383	19,310,600
Kingsoft Corp. Ltd.(b)	7,984,000	53,867,329
Konka Group Co. Ltd., Class B	9,084,918	2,822,773
Koolearn Technology Holding Ltd.(a)(b)(c)	3,315,500	5,149,534
Kuaishou Technology(a)(b)(c)	2,229,900	55,893,332
Kuang-Chi Technologies Co. Ltd., Class A(a)	1,511,000	4,447,743
Kunlun Energy Co. Ltd.	33,338,000	25,177,258
Kweichow Moutai Co. Ltd., Class A	637,492	222,524,326
KWG Group Holdings Ltd.	11,084,000	17,055,000
KWG Living Group Holdings Ltd.(a)	11,817,999	12,348,010
Lee & Man Paper Manufacturing Ltd.	12,439,000	10,854,931
Lee’s Pharmaceutical Holdings Ltd.(b)	3,793,500	2,341,672
Lenovo Group Ltd.(b)	62,280,000	74,701,116
Lens Technology Co. Ltd., Class A	2,642,915	12,138,821
Lepu Medical Technology Beijing Co. Ltd., Class A	1,351,400	7,074,621
LexinFintech Holdings Ltd., ADR(a)(b)	999,568	9,136,052
Li Auto Inc., ADR(a)(b)	3,928,468	91,533,304
Li Ning Co. Ltd.	18,919,500	177,474,537
Lifetech Scientific Corp.(a)(b)	31,814,000	21,040,635
Lingyi iTech Guangdong Co., Class A	4,663,133	6,259,484
Logan Group Co. Ltd.	11,476,000	18,450,656
Lomon Billions Group Co. Ltd., Class A	1,416,107	7,584,797
Longfor Group Holdings Ltd.(c)	15,472,500	90,577,858
LONGi Green Energy Technology Co. Ltd., Class A	2,014,518	32,412,897
Lonking Holdings Ltd.	20,577,000	7,182,820
Lu Thai Textile Co. Ltd., Class B	355,350	161,244
Lufax Holding Ltd., ADR(a)(b)	1,672,868	20,392,261
Luxshare Precision Industry Co. Ltd., Class A	3,613,397	22,180,127
Luye Pharma Group Ltd.(b)(c)	15,576,000	11,090,096
Luzhou Laojiao Co. Ltd., Class A	767,808	33,252,812
LVGEM China Real Estate Investment Co. Ltd.	10,944,000	2,975,407
Mango Excellent Media Co. Ltd., Class A	1,070,432	12,448,223
Maoyan Entertainment(a)(b)(c)	4,965,800	8,496,874
Maxscend Microelectronics Co. Ltd., Class A	177,420	11,906,364
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(a)	2,639,528	4,840,098
Meitu Inc.(a)(c)	22,886,500	5,805,458
Meituan, Class B(a)(c)	30,672,300	1,191,801,860
Metallurgical Corp. of China Ltd., Class A	8,198,400	3,910,269
MH Development Ltd.(a)(b)(d)	4,108,000	614,011
Microport Scientific Corp.(b)	5,700,000	47,687,265
Midea Group Co. Ltd., Class A	1,783,800	22,748,096
Ming Yuan Cloud Group Holdings Ltd.(a)	3,628,000	18,960,954
Minth Group Ltd.	6,426,000	27,384,466
MMG Ltd.(a)(b)	21,807,999	12,723,902
Mobvista Inc.(a)(b)(c)	5,416,000	5,650,727

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Momo Inc., ADR	1,329,501	$18,652,899
Muyuan Foods Co. Ltd., Class A	1,952,516	27,381,732
NanJi E-Commerce Co. Ltd., Class A	1,994,885	3,202,091
Nanjing Securities Co. Ltd., Class A	3,096,400	4,589,138
NARI Technology Co. Ltd., Class A	2,600,014	12,734,127
NAURA Technology Group Co. Ltd., Class A	326,175	9,677,222
NavInfo Co. Ltd., Class A	2,485,650	5,484,598
NetDragon Websoft Holdings Ltd.(b)	2,762,000	8,163,505
NetEase Inc., ADR	3,467,330	408,902,227
New China Life Insurance Co. Ltd., Class A	1,051,401	8,429,889
New China Life Insurance Co. Ltd., Class H	6,772,900	25,354,507
New Hope Liuhe Co. Ltd., Class A	2,805,093	6,721,893
New Oriental Education & Technology Group Inc., ADR(a)(b)	13,044,577	133,446,023
Newborn Town Inc.(a)	5,526,000	4,939,002
Nexteer Automotive Group Ltd.(b)	7,731,000	9,508,565
Nine Dragons Paper Holdings Ltd.	14,151,000	21,353,903
Ninestar Corp., Class A	1,092,000	4,519,908
Ningxia Baofeng Energy Group Co. Ltd., Class A	3,041,300	6,800,369
NIO Inc., ADR(a)(b)	10,999,855	424,814,400
Niu Technologies, ADR(a)(b)	320,183	10,668,498
Noah Holdings Ltd., ADR(a)(b)	291,294	13,277,181
Nongfu Spring Co. Ltd., Class H(a)(b)(c)	3,329,600	19,693,881
Offcn Education Technology Co. Ltd., Class A	1,551,900	6,077,339
Offshore Oil Engineering Co. Ltd., Class A	2,502,400	1,730,827
OFILM Group Co. Ltd., Class A	2,012,689	2,772,944
OneConnect Financial Technology Co. Ltd., ADR(a)	991,231	14,333,200
OneSmart International Education Group Ltd., ADR(a)(b)	821,100	1,190,595
Oppein Home Group Inc., Class A	358,280	8,351,100
Orient Securities Co. Ltd., Class A	5,141,968	8,588,122
Oriental Pearl Group Co. Ltd., Class A	5,238,667	7,354,774
Ovctek China Inc., Class A	626,165	9,970,997
PAX Global Technology Ltd.	7,917,000	9,883,004
Peijia Medical Ltd.(a)(c)	1,429,000	5,326,192
People’s Insurance Co. Group of China Ltd. (The), Class H	74,617,000	27,593,936
Perennial Energy Holdings Ltd.	6,030,000	2,341,014
Perfect World Co. Ltd., Class A	1,348,686	4,520,736
PetroChina Co. Ltd., Class A	6,512,200	4,731,878
PetroChina Co. Ltd., Class H	173,412,000	70,912,010
Pharmaron Beijing Co. Ltd., Class A	253,200	7,187,755
Pharmaron Beijing Co. Ltd., Class H(c)	1,202,800	28,792,028
PICC Property & Casualty Co. Ltd., Class H	56,869,040	54,335,181
Pinduoduo Inc., ADR(a)(b)	3,717,679	464,263,753
Ping An Bank Co. Ltd., Class A	9,952,636	37,890,073
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	4,017,300	47,118,854
Ping An Insurance Group Co. of China Ltd., Class A	5,913,212	66,823,336
Ping An Insurance Group Co. of China Ltd., Class H	53,707,500	583,890,571
Poly Developments and Holdings Group Co. Ltd., Class A	5,256,611	11,181,321
Poly Property Group Co. Ltd.	17,531,000	5,011,907
Poly Property Services Co. Ltd., Class H(b)	1,194,400	9,617,931
Postal Savings Bank of China Co. Ltd., Class A	12,567,600	11,074,593
Security	Shares	Value

China (continued)
Postal Savings Bank of China Co. Ltd., Class H(c)	80,213,000	$57,809,172
Pou Sheng International Holdings Ltd.(a)	23,900,000	5,907,152
Power Construction Corp. of China Ltd., Class A	12,116,244	7,435,446
Powerlong Commercial Management Holdings Ltd.	2,151,500	8,360,609
Powerlong Real Estate Holdings Ltd.	7,823,000	7,643,028
Q Technology Group Co. Ltd.	4,615,000	7,658,378
Redco Properties Group Ltd.(b)(c)	10,546,000	3,698,248
Redsun Properties Group Ltd.(b)	14,492,000	4,985,716
Renrui Human Resources Technology Holdings Ltd.(a)	585,800	1,793,637
RiseSun Real Estate Development Co. Ltd., Class A	6,352,962	6,282,748
RLX Technology Inc., ADR(a)(b)	1,061,529	12,005,893
Road King Infrastructure Ltd.	3,333,000	4,425,456
Rongsheng Petrochemical Co. Ltd., Class A	3,313,000	13,786,243
Ronshine China Holdings Ltd.	6,761,500	4,601,501
SAIC Motor Corp. Ltd., Class A	3,484,800	11,112,872
Sanan Optoelectronics Co. Ltd., Class A	2,793,400	12,174,189
Sangfor Technologies Inc., Class A	271,800	11,575,228
Sany Heavy Equipment International Holdings Co. Ltd.(b)	10,952,000	12,167,873
Sany Heavy Industry Co. Ltd., Class A	4,389,316	20,951,783
Scholar Education Group	150,000	103,167
SDIC Capital Co. Ltd., Class A	3,462,600	7,568,272
SDIC Power Holdings Co. Ltd., Class A	4,525,354	6,868,364
Seazen Group Ltd.	18,796,000	21,601,455
Seazen Holdings Co. Ltd., Class A	1,450,426	11,080,314
SF Holding Co. Ltd., Class A	2,329,692	25,511,916
SG Micro Corp., Class A	120,400	5,377,915
Shaanxi Coal Industry Co. Ltd., Class A	5,518,754	10,319,477
Shandong Airlines Co. Ltd., Class B(a)	75	40
Shandong Gold Mining Co. Ltd., Class A	2,234,501	7,520,112
Shandong Gold Mining Co. Ltd., Class H(b)(c)	4,517,500	9,916,035
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	1,476,750	6,521,874
Shandong Linglong Tyre Co. Ltd., Class A	763,000	5,771,576
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	21,496,000	47,459,913
Shang Gong Group Co. Ltd., Class B(a)	143,906	47,489
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	421,100	8,189,368
Shanghai Baosight Software Co. Ltd., Class A	775,444	8,106,813
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B	5,802,203	3,010,902
Shanghai Construction Group Co. Ltd., Class A	20,813,600	9,523,533
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,017,300	11,100,589
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H(b)	4,266,500	35,507,793
Shanghai Fudan Microelectronics Group Co. Ltd., Class H(a)	2,686,000	4,483,520
Shanghai Haixin Group Co., Class B	6,951,891	2,392,146
Shanghai Haohai Biological Technology Co. Ltd., Class H(b)(c)	437,700	5,549,302
Shanghai Industrial Holdings Ltd.	4,599,000	7,314,133
Shanghai Industrial Urban Development Group Ltd.	28,222,200	2,797,481
Shanghai International Airport Co. Ltd., Class A	664,503	5,171,739

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shanghai International Port Group Co. Ltd., Class A	12,436,500	$9,177,182
Shanghai Jin Jiang Online Network Service Co. Ltd., Class B	2,951,835	2,083,314
Shanghai Jinjiang International Hotels Co. Ltd., Class A	722,378	7,127,303
Shanghai Kindly Medical Instruments Co. Ltd., Class H	339,800	1,856,175
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B.	10,014,224	8,692,006
Shanghai M&G Stationery Inc., Class A	651,847	8,639,917
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	7,398,000	16,725,096
Shanghai Pudong Development Bank Co. Ltd., Class A	13,595,933	21,960,006
Shanghai Putailai New Energy Technology Co. Ltd., Class A	505,760	8,259,662
Shanghai RAAS Blood Products Co. Ltd., Class A	4,845,034	5,831,067
Shanxi Meijin Energy Co. Ltd., Class A(a)	3,667,717	4,324,730
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	462,614	33,742,117
Shenergy Co. Ltd., Class A	6,218,842	5,957,446
Sheng Ye Capital Ltd.(b)	6,487,000	6,227,132
Shengyi Technology Co. Ltd., Class A	1,530,200	5,512,974
Shennan Circuits Co. Ltd., Class A	303,971	4,143,165
Shenwan Hongyuan Group Co. Ltd., Class A	16,912,792	12,746,626
Shenzhen Goodix Technology Co. Ltd., Class A	301,052	6,051,784
Shenzhen Inovance Technology Co. Ltd., Class A	921,140	14,302,075
Shenzhen International Holdings Ltd.	9,620,750	14,634,699
Shenzhen Investment Ltd.	26,364,000	9,365,992
Shenzhen Kangtai Biological Products Co. Ltd., Class A	383,300	10,775,067
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	601,546	45,770,045
Shenzhen Overseas Chinese Town Co. Ltd., Class A	5,712,302	7,491,301
Shenzhen Sunway Communication Co. Ltd., Class A	846,200	3,740,423
Shenzhou International Group Holdings Ltd.	7,064,400	181,864,441
Shimao Group Holdings Ltd.	10,291,500	29,195,284
Shimao Services Holdings Ltd.(c)	4,054,000	11,235,592
Shoucheng Holdings Ltd.(b)	23,350,800	5,418,042
Shougang Fushan Resources Group Ltd.	30,208,000	8,009,135
Shui On Land Ltd.	42,089,666	7,049,136
Sichuan Chuantou Energy Co. Ltd., Class A	3,848,846	7,108,031
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	1,105,920	3,864,876
Sichuan Languang Justbon Services Group Co. Ltd., Class H	640,000	4,267,068
Sichuan Swellfun Co. Ltd., Class A	344,400	6,910,555
Sihuan Pharmaceutical Holdings Group Ltd.(b)	35,129,000	17,215,709
Sino Biopharmaceutical Ltd.	88,545,000	99,506,387
Sinofert Holdings Ltd.	29,650,000	3,969,342
Sinolink Securities Co. Ltd., Class A	2,641,200	5,586,285
Sino-Ocean Group Holding Ltd.	26,198,500	5,497,199
Sinopec Engineering Group Co. Ltd., Class H	14,214,500	9,010,809
Sinopec Kantons Holdings Ltd.(b)	12,534,000	4,940,935
Sinopharm Group Co. Ltd., Class H	11,367,200	38,646,708
Sinotruk Hong Kong Ltd.	6,030,500	14,121,128
Security	Shares	Value

China (continued)
Skshu Paint Co. Ltd., Class A	244,300	$9,065,525
Skyfame Realty Holdings Ltd.	41,990,000	5,409,995
Skyworth Group Ltd.(a)	20,726,000	5,905,718
Smoore International Holdings Ltd.(c)	9,808,000	70,190,069
SOHO China Ltd.(a)	19,225,000	5,943,059
Sohu.com Ltd., ADR(a)	289,435	5,102,739
Songcheng Performance Development Co. Ltd., Class A	1,982,756	5,526,628
SOS Ltd., ADR(a)	1,535,492	5,174,608
Spring Airlines Co. Ltd., Class A	742,496	7,624,842
SSY Group Ltd.	14,228,411	9,457,659
Sun Art Retail Group Ltd.	16,618,500	12,614,465
Sunac China Holdings Ltd.	21,633,000	79,830,528
Sunac Services Holdings Ltd.(a)(c)	4,190,000	13,112,483
Sungrow Power Supply Co. Ltd., Class A	843,700	12,883,777
Suning.com Co. Ltd., Class A	6,698,471	7,169,655
Sunny Optical Technology Group Co. Ltd.	6,091,400	155,150,994
Sunwoda Electronic Co. Ltd., Class A	1,451,000	6,813,672
Superb Summit International Group Ltd.(a)(d)	1,998,771	1,316
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	1,423,000	4,064,700
TAL Education Group, ADR(a)	3,474,360	138,870,169
TCL Electronics Holdings Ltd.	9,189,000	6,107,297
TCL Technology Group Corp., Class A	7,720,000	9,820,300
Tencent Holdings Ltd.	48,850,800	3,930,314,753
Tencent Music Entertainment Group, ADR(a)(b)	5,553,563	87,413,082
Thunder Software Technology Co. Ltd., Class A	399,100	9,488,372
Tiangong International Co. Ltd.(b)	10,136,000	4,528,612
Tianjin Port Development Holdings Ltd.	46,304,000	4,057,096
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	2,520,891	11,424,746
Tianli Education International Holdings Ltd.	13,041,000	7,467,506
Tianma Microelectronics Co. Ltd., Class A	2,193,032	4,772,995
Tianneng Power International Ltd.(b)	6,234,000	11,456,798
Tianshui Huatian Technology Co. Ltd., Class A	2,732,378	5,507,288
Times Neighborhood Holdings Ltd.(b)	7,189,000	5,874,116
Tingyi Cayman Islands Holding Corp.	16,698,000	31,712,107
Toly Bread Co. Ltd., Class A	729,630	4,012,160
Tong Ren Tang Technologies Co. Ltd., Class H	6,780,000	6,814,158
Tongcheng-Elong Holdings Ltd.(a)	7,981,600	21,568,323
Tongda Group Holdings Ltd.(a)	36,790,000	2,893,236
Tongdao Liepin Group(a)	2,053,000	6,137,123
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	1,545,299	3,020,600
Tongwei Co. Ltd., Class A	2,341,659	14,818,374
Topchoice Medical Corp., Class A(a)	194,699	10,760,177
Topsports International Holdings Ltd.(c)	11,905,000	18,118,998
Towngas China Co. Ltd.	10,373,000	6,818,383
TravelSky Technology Ltd., Class H	7,903,000	17,110,563
Trip.com Group Ltd., ADR(a)(b)	4,299,703	179,942,571
Tsingtao Brewery Co. Ltd., Class A	471,100	7,778,324
Tsingtao Brewery Co. Ltd., Class H	4,444,000	48,558,930
Unigroup Guoxin Microelectronics Co. Ltd., Class A	404,010	8,851,271
Uni-President China Holdings Ltd.	11,067,000	11,954,557
Unisplendour Corp. Ltd., Class A	1,981,061	6,287,110
Untrade SMI Holdings(a)(b)(d)	12,533,884	16
Untrade Youyuan Holdings, NVS(b)(d)	5,307,000	106,675
Up Fintech Holding Ltd., ADR(a)	622,388	14,184,223
Venus MedTech Hangzhou Inc., Class H(a)(c)	1,639,000	15,089,990

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Vinda International Holdings Ltd.(b)	3,099,000	$9,840,151
Vipshop Holdings Ltd., ADR(a)	3,817,103	88,289,592
Viva Biotech Holdings(c)	6,333,500	8,877,260
Walvax Biotechnology Co. Ltd., Class A	921,089	10,175,856
Wanhua Chemical Group Co. Ltd., Class A	1,663,586	28,469,919
Want Want China Holdings Ltd.	42,465,000	31,572,639
Weibo Corp., ADR(a)(b)	507,620	25,807,401
Weichai Power Co. Ltd., Class A	3,146,800	8,828,857
Weichai Power Co. Ltd., Class H	16,394,000	36,855,224
Weimob Inc.(a)(b)(c)	14,274,000	32,688,442
Wens Foodstuffs Group Co. Ltd., Class A	3,830,441	8,419,001
West China Cement Ltd.	23,578,000	4,071,934
Western Securities Co. Ltd., Class A	5,012,555	6,953,908
Wharf Holdings Ltd. (The)	12,046,000	41,583,655
Will Semiconductor Co. Ltd. Shanghai, Class A	459,303	21,801,151
Wingtech Technology Co. Ltd., Class A	750,900	10,355,739
Winning Health Technology Group Co. Ltd., Class A	1,831,455	4,777,580
Wisdom Education International Holdings Co. Ltd.(b)	7,518,000	2,450,243
Wuhan Guide Infrared Co. Ltd., Class A	1,375,684	8,251,294
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,360,837	5,184,546
Wuliangye Yibin Co. Ltd., Class A	2,008,648	99,729,396
WUS Printed Circuit Kunshan Co. Ltd., Class A	1,711,897	4,130,907
WuXi AppTec Co. Ltd., Class A	1,160,183	30,539,498
WuXi AppTec Co. Ltd., Class H(c)	2,843,107	60,825,893
Wuxi Biologics Cayman Inc., New(a)(c)	28,591,000	447,180,916
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	544,192	8,205,742
XCMG Construction Machinery Co. Ltd., Class A	6,653,478	7,021,275
XD Inc.(a)(b)	1,641,200	13,306,870
Xiabuxiabu Catering Management China Holdings Co. Ltd.(c)	4,674,000	5,570,948
Xiaomi Corp., Class B(a)(c)	122,067,800	460,924,452
Xingda International Holdings Ltd.	15,021,000	4,138,210
Xinjiang Goldwind Science & Technology Co. Ltd., Class H(b)	7,288,434	12,423,502
Xinyi Solar Holdings Ltd.	40,716,800	73,050,437
XPeng Inc., ADR(a)(b)	2,725,661	87,575,488
Xtep International Holdings Ltd.(b)	12,190,500	13,040,621
Yadea Group Holdings Ltd.(c)	9,982,000	22,241,826
Yango Group Co. Ltd., Class A	3,402,100	2,980,328
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	697,368	4,387,885
Yanzhou Coal Mining Co. Ltd., Class H	14,614,000	19,492,730
Yealink Network Technology Corp. Ltd., Class A	560,193	6,752,324
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H(b)(c)	3,267,000	3,135,949
Yifeng Pharmacy Chain Co. Ltd., Class A	423,057	5,910,535
Yihai International Holding Ltd.(b)	4,097,000	32,770,152
Yihai Kerry Arawana Holdings Co. Ltd., Class A	733,000	10,625,225
Yonghui Superstores Co. Ltd., Class A	6,624,934	5,960,101
Yonyou Network Technology Co. Ltd., Class A	2,093,231	11,950,535
Yuexiu Property Co. Ltd.	48,680,880	12,100,563
Yuexiu REIT	19,669,000	10,411,328
Yuexiu Transport Infrastructure Ltd.	13,432,000	8,172,267
Yum China Holdings Inc.	3,527,068	238,570,879
Yunda Holding Co. Ltd., Class A	1,980,237	4,485,311
Security	Shares	Value

China (continued)
Yunnan Baiyao Group Co. Ltd., Class A	648,252	$12,812,015
Yunnan Energy New Material Co. Ltd., Class A	597,432	16,722,458
Yutong Bus Co. Ltd., Class A	1,994,290	4,167,474
Yuzhou Group Holdings Co. Ltd.	19,140,400	5,494,729
Zai Lab Ltd., ADR(a)	655,879	116,523,463
Zepp Health Corp., ADR(a)(b)	323,520	3,231,965
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	314,969	19,034,851
Zhaojin Mining Industry Co. Ltd., Class H	9,507,500	10,262,593
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	6,232,995	6,464,290
Zhejiang Chint Electrics Co. Ltd., Class A	1,760,073	8,911,828
Zhejiang Dahua Technology Co. Ltd., Class A	2,284,829	8,315,619
Zhejiang Dingli Machinery Co. Ltd., Class A	398,900	4,055,867
Zhejiang Expressway Co. Ltd., Class H	13,004,000	11,290,488
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	1,176,062	3,915,353
Zhejiang Huayou Cobalt Co. Ltd., Class A	748,932	12,211,023
Zhejiang Longsheng Group Co. Ltd., Class A	2,681,674	6,002,853
Zhejiang NHU Co. Ltd., Class A	1,733,249	8,712,503
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	2,436,516	8,555,825
Zhejiang Supor Co. Ltd., Class A	543,940	6,059,641
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	354,798	3,829,533
Zhenro Properties Group Ltd.(b)	15,190,000	9,668,801
Zheshang Securities Co. Ltd., Class A	2,528,800	5,292,870
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	4,043,400	20,825,597
Zhongji Innolight Co. Ltd., Class A	668,774	4,333,231
Zhongjin Gold Corp. Ltd., Class A	4,128,846	6,337,059
Zhongsheng Group Holdings Ltd.	4,910,500	42,234,177
Zhou Hei Ya International Holdings Co. Ltd.(b)(c)	7,658,500	9,773,049
Zhuguang Holdings Group Co. Ltd.(a)	20,004,000	6,287,667
Zhuzhou CRRC Times Electric Co. Ltd., Class H	4,669,300	22,656,613
Zijin Mining Group Co. Ltd., Class A	10,031,800	17,784,036
Zijin Mining Group Co. Ltd., Class H	49,190,000	77,140,003
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	3,511,600	5,948,947
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	12,714,400	15,332,905
ZTE Corp., Class A	1,805,539	8,941,905
ZTE Corp., Class H	6,412,240	17,535,404
ZTO Express Cayman Inc., ADR	3,658,980	117,416,668
		28,579,924,988
Colombia — 0.1%
Bancolombia SA	1,981,419	14,427,808
Cementos Argos SA	4,513,258	6,171,041
Corp. Financiera Colombiana SA(a)	946,654	7,207,131
Ecopetrol SA	40,678,753	24,025,477
Grupo Argos SA	2,844,822	7,748,841
Grupo de Inversiones Suramericana SA	1,994,996	10,771,257
Interconexion Electrica SA ESP	3,919,086	21,159,682
		91,511,237
Cyprus — 0.1%
Globaltrans Investment PLC, GDR(f)	794,510	5,197,009
Ozon Holdings PLC, ADR(a)	204,422	10,878,297

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Cyprus (continued)
TCS Group Holding PLC, GDR(f)	1,039,637	$78,180,421
		94,255,727
Czech Republic — 0.1%
CEZ AS(b)	1,386,463	41,560,261
Komercni Banka AS(a)	673,669	24,802,025
Moneta Money Bank AS(a)(c)	4,651,405	17,438,616
		83,800,902
Egypt — 0.1%
Commercial International Bank Egypt SAE	11,252,541	38,438,399
Eastern Co. SAE	8,666,970	6,501,545
Egyptian Financial Group-Hermes Holding Co.(a)	5,915,725	5,181,178
EISewedy Electric Co.	6,509,627	3,320,888
Fawry for Banking & Payment Technology Services SAE(a)	2,418,674	3,355,351
Heliopolis Housing	5,330,640	1,646,552
Juhayna Food Industries	3,362,553	944,779
Palm Hills Developments SAE	17,467,791	1,873,176
Six of October Development & Investment	2,764,885	2,991,815
Talaat Moustafa Group	7,756,954	2,870,113
Telecom Egypt Co.	3,945,067	2,869,369
		69,993,165
Greece — 0.2%
Alpha Services and Holdings SA(a)(b)	12,519,148	16,771,272
Athens Water Supply & Sewage Co. SA	400,539	4,287,561
Eurobank Ergasias Services and Holdings SA, Class A(a)(b)	23,132,831	21,601,093
FF Group(a)(d)	343,633	2,011,407
GEK Terna Holding Real Estate Construction SA(a)	596,754	7,050,768
Hellenic Telecommunications Organization SA	2,038,077	36,731,949
Holding Co. ADMIE IPTO SA	1,519,220	4,971,847
JUMBO SA	935,805	18,230,501
Motor Oil Hellas Corinth Refineries SA	589,482	9,747,043
Mytilineos SA	816,520	15,306,793
National Bank of Greece SA(a)	5,163,194	16,214,256
OPAP SA	1,814,883	28,522,624
Piraeus Financial Holdings SA(a)(b)	350,617	650,630
Piraeus Port Authority SA	93,282	2,337,618
Public Power Corp. SA(a)(b)	1,086,038	11,985,331
Sarantis SA	241,093	2,593,087
Terna Energy SA	467,171	6,678,294
Titan Cement International SA(b)	357,934	7,740,178
		213,432,252
Hungary — 0.2%
Magyar Telekom Telecommunications PLC	4,841,630	6,832,878
MOL Hungarian Oil & Gas PLC(a)	3,527,743	28,532,908
Opus Global Nyrt(a)(b)	2,034,983	1,696,062
OTP Bank Nyrt(a)	1,939,899	105,975,157
Richter Gedeon Nyrt	1,221,032	34,594,825
		177,631,830
India — 10.8%
3M India Ltd.(a)	26,929	9,488,585
Aarti Industries Ltd.	781,529	18,082,527
Aavas Financiers Ltd.(a)	284,903	8,940,928
ACC Ltd.	669,388	18,320,414
Adani Enterprises Ltd.(a)	1,820,663	33,049,485
Adani Green Energy Ltd.(a)	3,432,708	60,085,719
Adani Ports & Special Economic Zone Ltd.(a)	4,573,306	48,511,544
Security	Shares	Value

India (continued)
Adani Power Ltd.(a)	8,001,422	$10,211,307
Adani Total Gas Ltd.(a)	2,390,666	44,421,749
Adani Transmission Ltd.(a)	1,858,664	37,787,976
Aditya Birla Capital Ltd.(a)	5,957,536	9,982,980
Aditya Birla Fashion and Retail Ltd.(a)	2,997,984	8,046,651
Aegis Logistics Ltd.	1,224,348	6,089,337
Affle India Ltd.(a)	113,976	8,309,694
AIA Engineering Ltd.(a)	385,736	10,217,256
Ajanta Pharma Ltd.	259,430	6,893,100
Alembic Pharmaceuticals Ltd.(a)	538,068	7,064,379
Alkyl Amines Chemicals	81,702	4,144,323
Amara Raja Batteries Ltd.	905,583	9,264,005
Amber Enterprises India Ltd.(a)	272,467	10,251,711
Ambuja Cements Ltd.	6,165,593	27,840,952
APL Apollo Tubes Ltd.(a)	186,445	3,338,013
Apollo Hospitals Enterprise Ltd.	834,634	36,666,327
Apollo Tyres Ltd.(a)	3,375,074	10,359,714
Ashok Leyland Ltd.(a)	12,214,786	20,825,082
Asian Paints Ltd.	3,348,703	137,472,748
Astral Ltd.	799,216	20,625,653
AstraZeneca Pharma India Ltd.	66,316	3,450,753
Atul Ltd.(a)	122,842	14,543,914
AU Small Finance Bank Ltd.(a)(c)	785,095	10,704,429
Aurobindo Pharma Ltd.	2,577,938	35,593,683
Avanti Feeds Ltd.	505,574	4,170,686
Avenue Supermarts Ltd.(a)(c)	1,427,978	60,476,263
Axis Bank Ltd.(a)	19,404,563	200,183,907
Bajaj Auto Ltd.(a)	630,064	36,379,761
Bajaj Consumer Care Ltd.	939,058	3,729,763
Bajaj Electricals Ltd.(a)	383,040	5,557,448
Bajaj Finance Ltd.(a)	2,330,046	180,888,384
Bajaj Finserv Ltd.(a)	339,537	55,350,179
Balkrishna Industries Ltd.	790,628	23,981,147
Balrampur Chini Mills Ltd.	702,479	2,944,784
Bandhan Bank Ltd.(a)(c)	5,881,319	24,889,289
BASF India Ltd.	117,582	3,947,046
Bata India Ltd.	600,829	12,805,617
Bayer CropScience Ltd./India	118,451	8,654,199
Berger Paints India Ltd.	2,102,866	23,376,527
Bharat Electronics Ltd.	7,280,290	14,571,749
Bharat Forge Ltd.(a)	2,001,654	18,627,157
Bharat Heavy Electricals Ltd.(a)	8,869,654	8,704,781
Bharat Petroleum Corp. Ltd.	7,494,640	48,782,336
Bharti Airtel Ltd.	21,008,794	155,239,995
Biocon Ltd.(a)	3,683,229	19,735,745
Blue Dart Express Ltd.(a)	68,824	5,712,427
Blue Star Ltd.(a)	489,818	5,566,628
Britannia Industries Ltd.	955,856	45,416,645
Canara Bank(a)	2,549,042	5,639,777
Ceat Ltd.(a)	241,309	4,392,442
CESC Ltd.	574,579	5,428,684
CG Power and Industrial Solutions Ltd.(a)	2,709,033	3,203,004
Chambal Fertilizers and Chemicals Ltd.	1,502,985	5,992,671
Cholamandalam Financial Holdings Ltd.(a)	880,293	7,713,790
Cholamandalam Investment and Finance Co. Ltd.	3,633,953	27,490,782
Cipla Ltd.(a)	3,944,418	51,519,223
City Union Bank Ltd.(a)	3,517,155	8,366,566
Coal India Ltd.	10,816,537	22,038,549
Coforge Ltd.	221,191	10,804,864

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Colgate-Palmolive India Ltd.	1,080,893	$25,679,604
Container Corp. of India Ltd.	2,411,305	22,681,984
Coromandel International Ltd.	826,952	9,124,870
CreditAccess Grameen Ltd.(a)	406,990	3,556,055
CRISIL Ltd.	191,123	5,114,803
Crompton Greaves Consumer Electricals Ltd.	4,166,930	22,856,147
Cummins India Ltd.	1,152,229	12,498,605
Cyient Ltd.(a)	963,696	10,965,329
Dabur India Ltd.	4,838,109	36,176,279
Dalmia Bharat Ltd.(a)	682,259	16,584,442
DCB Bank Ltd.(a)	1,747,770	2,527,220
Deepak Nitrite Ltd.(a)	644,352	15,850,411
Dhani Services Ltd.(a)	2,459,056	5,911,069
Dilip Buildcon Ltd.(c)	377,662	2,801,545
Divi’s Laboratories Ltd.(a)	1,167,328	67,361,322
Dixon Technologies India Ltd.(a)	276,265	15,347,586
DLF Ltd.	5,389,333	21,434,413
Dr Lal PathLabs Ltd.(c)	269,963	11,015,729
Dr. Reddy’s Laboratories Ltd.	1,002,653	73,201,128
Edelweiss Financial Services Ltd.	4,610,219	4,147,096
Eicher Motors Ltd.(a)	1,210,003	44,473,418
EIH Ltd.(a)	1,618,691	2,438,970
Emami Ltd.	1,773,586	12,274,913
Endurance Technologies Ltd.(a)(c)	303,035	6,369,712
Engineers India Ltd.	2,884,807	3,383,311
Escorts Ltd.	726,092	11,715,192
Exide Industries Ltd.	4,500,393	11,877,044
Federal Bank Ltd.(a)	13,582,732	16,341,260
Finolex Cables Ltd.	809,163	4,907,893
Fortis Healthcare Ltd.(a)	4,475,304	14,066,103
GAIL India Ltd.	14,038,509	31,029,814
Gillette India Ltd.	60,474	4,670,818
Glenmark Pharmaceuticals Ltd.	1,359,681	11,130,092
GMM Pfaudler Ltd.	71,915	4,758,696
GMR Infrastructure Ltd.(a)	22,079,307	7,944,765
Godrej Consumer Products Ltd.(a)	3,568,229	42,264,023
Godrej Industries Ltd.(a)	874,356	6,329,882
Godrej Properties Ltd.(a)	972,858	18,361,898
Granules India Ltd.	1,525,724	6,709,175
Graphite India Ltd.(a)	679,509	7,024,518
Grasim Industries Ltd.	2,640,899	53,461,194
Great Eastern Shipping Co. Ltd. (The)	895,506	5,075,277
Gujarat Fluorochemicals Ltd.(a)	275,486	3,156,044
Gujarat Gas Ltd.	1,599,317	11,854,704
Gujarat Pipavav Port Ltd.	3,020,149	4,479,186
Gujarat State Petronet Ltd.	2,454,738	9,176,733
Happiest Minds Technologies Ltd.(a)	530,765	6,358,015
Havells India Ltd.	2,253,309	32,046,932
HCL Technologies Ltd.	9,440,240	123,132,640
HDFC Asset Management Co. Ltd.(c)	470,194	19,223,003
HDFC Life Insurance Co. Ltd.(a)(c)	6,848,888	62,826,402
Hemisphere Properties India Ltd.(a)	262,076	493,763
Hero MotoCorp Ltd.	1,082,510	44,822,173
Hindalco Industries Ltd.	13,817,782	75,035,884
Hindustan Petroleum Corp. Ltd.	6,032,319	23,214,076
Hindustan Unilever Ltd.	7,105,606	229,400,163
Housing Development Finance Corp. Ltd.	14,648,916	514,887,884
ICICI Bank Ltd.(a)	43,950,516	402,899,800
ICICI Lombard General Insurance Co. Ltd.(c)	1,955,005	39,763,085
ICICI Prudential Life Insurance Co. Ltd.(a)(c)	3,119,043	23,871,937
Security	Shares	Value

India (continued)
ICICI Securities Ltd.(c)	782,966	$6,500,173
IDFC First Bank Ltd.(a)	21,486,856	17,338,945
IDFC Ltd.(a)	11,362,671	8,928,548
IIFL Wealth Management Ltd.	316,660	5,194,384
India Cements Ltd. (The)	1,712,000	4,298,717
Indiabulls Housing Finance Ltd.	2,549,940	7,835,021
IndiaMART Intermesh Ltd.(a)(c)	111,114	11,318,767
Indian Energy Exchange Ltd.(c)	823,346	4,058,291
Indian Hotels Co. Ltd. (The)	6,548,184	12,565,694
Indian Oil Corp. Ltd.	16,229,100	24,471,887
Indian Railway Catering & Tourism Corp. Ltd.	372,155	9,783,172
Indraprastha Gas Ltd.	2,784,280	20,275,102
Indus Towers Ltd.	5,316,613	17,777,370
Info Edge India Ltd.(a)	669,126	40,242,925
Infosys Ltd.	29,098,885	559,263,946
Inox Leisure Ltd.(a)	471,726	2,022,869
Intellect Design Arena Ltd.(a)	414,161	4,423,588
InterGlobe Aviation Ltd.(a)(c)	859,428	20,761,674
Ipca Laboratories Ltd.	614,268	17,540,846
IRB Infrastructure Developers Ltd.	1,371,964	2,147,040
ITC Ltd.	25,833,673	77,286,338
Jindal Steel & Power Ltd.(a)	3,948,729	22,213,389
JK Cement Ltd.(a)	283,380	11,120,693
JM Financial Ltd.	3,519,343	4,276,756
JSW Energy Ltd.	3,117,658	5,047,538
JSW Steel Ltd.	7,439,547	73,065,044
Jubilant Foodworks Ltd.(a)	728,838	31,277,321
Jubilant Pharmova Ltd.(a)	844,218	10,182,418
Just Dial Ltd.(a)	447,487	5,816,385
Jyothy Labs Ltd.(a)	1,146,165	2,443,186
Kajaria Ceramics Ltd.	757,575	10,091,439
Karur Vysya Bank Ltd. (The)(a)	3,983,006	3,141,077
Kaveri Seed Co. Ltd.	310,293	3,078,101
KEC International Ltd.(a)	987,169	5,598,759
KEI Industries Ltd.	494,875	4,202,264
Kotak Mahindra Bank Ltd.(a)	4,817,042	119,969,162
KRBL Ltd.(a)	94,141	271,111
L&T Finance Holdings Ltd.(a)	9,081,968	11,710,678
L&T Technology Services Ltd.(c)	264,781	9,890,504
Lakshmi Machine Works Ltd.	40,334	3,714,464
Larsen & Toubro Infotech Ltd.(c)	462,859	25,194,827
Larsen & Toubro Ltd.	5,940,819	120,501,475
Laurus Labs Ltd.(c)	2,870,239	20,720,034
LIC Housing Finance Ltd.	2,676,598	17,224,299
Lupin Ltd.	1,992,438	33,480,972
Mahanagar Gas Ltd.	616,671	10,119,724
Mahindra & Mahindra Financial Services Ltd.(a)	5,544,164	12,444,155
Mahindra & Mahindra Ltd.	7,223,102	80,535,171
Mahindra CIE Automotive Ltd.(a)	976,059	2,694,608
Manappuram Finance Ltd.	5,056,260	11,361,341
Marico Ltd.	4,645,853	30,514,275
Maruti Suzuki India Ltd.	1,193,910	116,444,103
Max Financial Services Ltd.(a)	1,812,561	23,356,069
Metropolis Healthcare Ltd.(c)	250,519	8,879,260
Minda Industries Ltd.	668,274	5,611,542
Mindspace Business Parks REIT(c)	1,342,600	5,115,196
Mindtree Ltd.	522,292	17,218,212
Motherson Sumi Systems Ltd.(a)	11,122,053	36,802,382
Motilal Oswal Financial Services Ltd.	371,763	4,165,455
Mphasis Ltd.	763,173	20,480,396

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
MRF Ltd.	16,939	$19,537,221
Multi Commodity Exchange of India Ltd.	215,682	4,602,473
Muthoot Finance Ltd.	1,084,322	19,715,673
Natco Pharma Ltd.	854,888	12,381,765
National Aluminium Co. Ltd.	10,568,055	10,759,354
Navin Fluorine International Ltd.	295,398	13,113,682
Nestle India Ltd.	296,223	72,033,858
Nippon Life India Asset Management Ltd.(c)	1,237,646	6,336,195
NTPC Ltd.	39,351,947	59,994,290
Oberoi Realty Ltd.(a)	1,030,517	8,597,533
Oil & Natural Gas Corp. Ltd.	22,114,873	34,619,625
Oil India Ltd.	2,069,670	3,778,011
Oracle Financial Services Software Ltd.	71,193	3,419,670
Page Industries Ltd.	48,412	20,574,245
Persistent Systems Ltd.	422,576	14,808,421
Petronet LNG Ltd.	6,645,624	22,188,365
Phoenix Mills Ltd. (The)(a)	673,593	7,322,938
PI Industries Ltd.	742,460	26,783,729
Pidilite Industries Ltd.(a)	1,364,686	39,474,359
Piramal Enterprises Ltd.	864,975	21,614,846
PNB Housing Finance Ltd.(a)(c)	641,669	4,650,380
Polycab India Ltd.(a)	391,331	9,056,274
Power Grid Corp. of India Ltd.	18,738,318	58,341,938
Prestige Estates Projects Ltd.(a)	1,376,781	5,181,896
Procter & Gamble Health Ltd.	62,284	5,107,365
PVR Ltd.(a)	466,309	8,425,563
Quess Corp. Ltd.(c)	770,832	7,247,149
Radico Khaitan Ltd.	679,786	5,729,701
Rajesh Exports Ltd.	605,549	4,348,234
Rallis India Ltd.	927,512	3,999,606
Ramco Cements Ltd. (The)	1,051,392	14,021,709
RBL Bank Ltd.(a)(c)	3,767,987	11,092,460
REC Ltd.	7,857,290	15,822,989
Redington India Ltd.(a)	2,631,188	9,570,161
Relaxo Footwears Ltd.(a)	516,261	8,072,037
Reliance Industries Ltd.	24,278,431	720,778,619
Route Mobile Ltd.(a)	133,111	3,078,179
Sanofi India Ltd.	81,218	8,662,883
SBI Cards & Payment Services Ltd.	996,409	14,341,123
SBI Life Insurance Co. Ltd.(c)	3,644,995	49,023,954
Schaeffler India Ltd.	66,692	4,832,368
Shree Cement Ltd.(a)	96,056	36,636,603
Shriram Transport Finance Co. Ltd.	1,682,811	33,035,991
Siemens Ltd.	644,611	18,577,617
SRF Ltd.	254,215	22,853,289
State Bank of India(a)	15,555,835	91,041,086
Sterlite Technologies Ltd.	1,658,851	5,728,895
Strides Pharma Science Ltd.	563,736	5,982,762
Sun Pharma Advanced Research Co. Ltd.(a)	998,720	3,087,278
Sun Pharmaceutical Industries Ltd.	7,340,811	67,627,718
Sun TV Network Ltd.	480,676	3,590,828
Sundaram Finance Ltd.	537,345	18,528,101
Sundram Fasteners Ltd.	773,166	8,442,859
Sunteck Realty Ltd.	469,114	1,856,719
Supreme Industries Ltd.	560,935	17,554,357
Suven Pharmaceuticals Ltd.	1,148,068	8,155,904
Symphony Ltd.	172,031	2,547,708
Syngene International Ltd.(a)(c)	1,117,818	8,971,762
Tanla Platforms Ltd.	243,387	3,050,632
Tata Chemicals Ltd.	1,440,560	14,004,896
Security	Shares	Value

India (continued)
Tata Communications Ltd.	877,760	$12,956,275
Tata Consultancy Services Ltd.	7,934,490	346,096,971
Tata Consumer Products Ltd.	5,426,211	49,652,601
Tata Elxsi Ltd.	314,673	15,809,518
Tata Motors Ltd.(a)	14,487,872	63,580,164
Tata Power Co. Ltd. (The)	12,731,785	18,680,300
Tata Steel Ltd.	5,535,772	86,051,970
TeamLease Services Ltd.(a)	102,508	4,887,009
Tech Mahindra Ltd.	5,548,650	78,405,144
Thermax Ltd.(a)	387,537	7,571,392
Titan Co. Ltd.	3,148,755	69,144,476
Torrent Pharmaceuticals Ltd.	452,221	17,114,738
Torrent Power Ltd.	1,636,312	9,779,213
Trent Ltd.	1,617,032	19,099,317
TTK Prestige Ltd.	58,236	6,854,605
Tube Investments of India Ltd.	838,131	13,602,110
TV18 Broadcast Ltd.(a)	5,716,997	3,309,463
UltraTech Cement Ltd.	947,592	87,479,294
United Spirits Ltd.(a)	2,665,541	22,564,308
UPL Ltd.	4,486,259	50,443,872
Varun Beverages Ltd.	897,875	12,518,114
Vedanta Ltd.	10,670,616	40,304,205
V-Guard Industries Ltd.(a)	1,531,692	5,907,028
Vinati Organics Ltd.	258,075	6,213,592
VIP Industries Ltd.(a)	446,063	2,265,253
V-Mart Retail Ltd.(a)	87,555	3,336,212
Vodafone Idea Ltd.(a)	81,698,954	9,743,473
Voltas Ltd.	1,926,657	26,821,374
Welspun India Ltd.	3,431,590	4,217,536
Westlife Development Ltd.(a)	433,879	2,871,055
Wipro Ltd.	11,255,299	83,686,981
Yes Bank Ltd.(a)	79,130,738	14,723,528
Yes Bank Ltd., New, (Acquired 03/16/20, Cost: $35,983,750)(a)(g)	12,578,231	1,922,732
Zee Entertainment Enterprises Ltd.	7,694,424	22,234,590
		8,949,127,123
Indonesia — 1.2%
Ace Hardware Indonesia Tbk PT	83,041,900	8,690,465
Adaro Energy Tbk PT	129,010,800	10,743,558
AKR Corporindo Tbk PT	18,731,600	4,244,563
Aneka Tambang Tbk	75,912,643	13,024,239
Astra Agro Lestari Tbk PT	5,953,100	3,674,791
Astra International Tbk PT	173,759,400	63,795,849
Bank BTPN Syariah Tbk PT	21,595,700	4,381,529
Bank Central Asia Tbk PT	90,693,700	202,244,765
Bank Mandiri Persero Tbk PT	159,762,500	67,005,433
Bank Negara Indonesia Persero Tbk PT	64,475,800	24,366,953
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	30,194,300	2,923,786
Bank Rakyat Indonesia Persero Tbk PT	472,222,400	140,836,857
Bank Tabungan Negara Persero Tbk PT(a)	46,413,876	5,306,761
Barito Pacific Tbk PT	244,872,800	15,410,062
Bintang Oto Global Tbk PT(a)	30,431,800	2,843,749
Bukit Asam Tbk PT.	35,399,300	5,475,855
Bumi Serpong Damai Tbk PT(a)	84,890,100	6,658,485
Charoen Pokphand Indonesia Tbk PT	65,657,400	31,004,538
Ciputra Development Tbk PT	107,190,227	8,061,039
Gudang Garam Tbk PT(a)	3,826,800	8,875,791
Hanson International Tbk PT(a)(d)	783,666,700	2,742,971
Indah Kiat Pulp & Paper Tbk PT	24,597,300	14,635,335

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Indonesia (continued)
Indocement Tunggal Prakarsa Tbk PT	13,054,800	$11,052,373
Indofood CBP Sukses Makmur Tbk PT	19,885,300	11,412,245
Indofood Sukses Makmur Tbk PT	38,397,500	17,063,319
Inti Agri Resources Tbk PT(a)(d)	291,349,000	1,019,772
Japfa Comfeed Indonesia Tbk PT	45,777,900	6,369,783
Jasa Marga Persero Tbk PT	21,677,280	5,988,703
Kalbe Farma Tbk PT	181,471,800	18,410,970
Medco Energi Internasional Tbk PT(a)	88,829,280	4,286,528
Media Nusantara Citra Tbk PT(a)	58,863,300	3,807,130
Merdeka Copper Gold Tbk PT(a)	91,457,800	17,296,103
Mitra Adiperkasa Tbk PT(a)	94,624,200	4,633,526
Pabrik Kertas Tjiwi Kimia Tbk PT	11,004,800	7,108,020
Pakuwon Jati Tbk PT(a)	180,966,800	6,329,018
Panin Financial Tbk PT(a)	190,027,800	2,605,140
Perusahaan Gas Negara Tbk PT(a)	102,139,700	7,963,354
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	34,081,600	2,837,001
Pool Advista Indonesia Tbk PT(a)(d)	12,679,400	44,380
PP Persero Tbk PT	34,832,750	2,716,720
Sarana Menara Nusantara Tbk PT	202,130,200	16,617,278
Semen Indonesia Persero Tbk PT	26,430,400	17,941,880
Smartfren Telecom Tbk PT(a)	495,959,600	2,979,962
Sugih Energy Tbk PT(a)(d)	27,492,211	96,228
Summarecon Agung Tbk PT(a)	103,822,400	6,819,141
Surya Citra Media Tbk PT(a)	61,164,600	7,205,786
Telkom Indonesia Persero Tbk PT	414,151,400	99,892,316
Tower Bersama Infrastructure Tbk PT	82,238,100	14,909,440
Trada Alam Minera Tbk PT(a)(d)	280,960,700	983,412
Unilever Indonesia Tbk PT	63,274,600	25,920,951
United Tractors Tbk PT	14,619,800	23,072,392
Waskita Beton Precast Tbk PT	108,995,800	1,364,910
Waskita Karya Persero Tbk PT	49,286,500	3,568,557
Wijaya Karya Persero Tbk PT	39,130,723	3,419,460
XL Axiata Tbk PT	34,588,900	5,950,878
		1,008,634,050
Kuwait — 0.5%
Agility Public Warehousing Co. KSC	11,478,121	35,050,318
Al Ahli Bank of Kuwait KSCP	354,349	240,197
Boubyan Bank KSCP	11,585,193	25,830,419
Boubyan Petrochemicals Co. KSCP	3,620,767	10,862,084
Gulf Bank KSCP	13,654,321	10,163,043
Humansoft Holding Co. KSC	826,244	9,892,388
Kuwait Finance House KSCP	41,164,239	101,901,838
Kuwait International Bank KSCP(a)	6,768,319	4,902,786
Mabanee Co. KPSC	5,050,159	11,914,314
Mobile Telecommunications Co. KSCP	19,786,305	39,084,313
National Bank of Kuwait SAKP	58,848,049	162,567,662
National Industries Group Holding SAK	10,559,209	7,811,253
Qurain Petrochemical Industries Co.	5,487,054	6,983,026
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	5,441,680	4,339,602
Warba Bank KSCP(a)	8,964,497	7,268,109
		438,811,352
Malaysia — 1.5%
AEON Credit Service M Bhd(b)	2,274,400	6,545,273
Alliance Bank Malaysia Bhd(a)	10,211,500	6,401,196
AMMB Holdings Bhd	14,100,100	9,720,115
Axiata Group Bhd	23,459,900	20,978,151
Berjaya Sports Toto Bhd	7,432,122	3,558,971
Security	Shares	Value

Malaysia (continued)
Bermaz Auto Bhd	9,199,000	$2,937,627
British American Tobacco Malaysia Bhd	1,402,600	5,346,265
Bursa Malaysia Bhd	5,499,300	10,869,494
Carlsberg Brewery Malaysia Bhd(b)	1,535,700	8,173,558
CIMB Group Holdings Bhd	55,288,300	57,245,494
D&O Green Technologies Bhd	3,937,800	4,059,062
Dialog Group Bhd	33,969,896	23,743,951
DiGi.Com Bhd(b)	26,807,900	27,607,156
DRB-Hicom Bhd	9,303,000	4,075,369
Focus Dynamics Group Bhd(a)	14,576,000	158,684
Fraser & Neave Holdings Bhd	1,271,000	8,179,031
Frontken Corp. Bhd(b)	11,632,900	8,464,310
Gamuda Bhd(a)	15,312,600	11,734,423
Genting Bhd	18,622,500	21,979,281
Genting Malaysia Bhd	26,597,700	17,952,724
Genting Plantations Bhd	4,492,500	8,694,811
Globetronics Technology Bhd	6,569,300	3,380,088
Greatech Technology Bhd(a)	3,021,300	3,926,167
HAP Seng Consolidated Bhd	5,709,600	11,208,870
Hartalega Holdings Bhd(b)	14,938,600	32,491,059
Hong Leong Bank Bhd	5,812,900	25,862,127
Hong Leong Financial Group Bhd	2,307,300	9,790,470
IGB REIT	13,994,000	5,586,089
IHH Healthcare Bhd	19,017,600	24,370,782
IJM Corp. Bhd	24,531,600	10,493,359
Inari Amertron Bhd	23,710,300	18,335,522
IOI Corp. Bhd	20,513,600	20,297,720
Kossan Rubber Industries	11,574,000	11,314,363
KPJ Healthcare Bhd	33,058,100	7,993,694
Kuala Lumpur Kepong Bhd	3,740,900	20,091,443
Lotte Chemical Titan Holding Bhd(c)	4,432,100	3,203,186
Magnum Bhd	10,185,586	4,876,940
Mah Sing Group Bhd(b)	12,548,123	2,774,749
Malayan Banking Bhd(b)	32,514,700	64,313,581
Malaysia Airports Holdings Bhd	9,413,500	12,728,678
Malaysia Building Society Bhd	28,429,200	4,190,520
Malaysian Pacific Industries Bhd(b)	970,500	9,173,720
Malaysian Resources Corp. Bhd	28,740,100	2,987,921
Maxis Bhd	20,392,500	22,930,568
Mega First Corp Bhd	3,314,600	5,922,870
MISC Bhd	11,308,500	18,781,324
My EG Services Bhd	23,880,600	11,140,694
Nestle Malaysia Bhd(b)	556,300	18,365,474
Padini Holdings Bhd(a)	3,617,300	2,484,545
Pavilion REIT	13,444,600	4,163,946
Pentamaster Corp. Bhd	6,904,300	7,837,863
Petronas Chemicals Group Bhd(b)	21,069,200	40,994,276
Petronas Dagangan Bhd	2,509,400	11,471,676
Petronas Gas Bhd	6,765,900	26,513,631
PPB Group Bhd	5,801,320	25,992,608
Press Metal Aluminium Holdings Bhd	26,057,000	32,767,313
Public Bank Bhd	124,175,500	126,467,827
QL Resources Bhd	10,520,543	15,271,140
RHB Bank Bhd	13,897,266	17,819,876
Scientex Bhd	8,215,700	8,188,868
Serba Dinamik Holdings Bhd	16,762,420	4,582,465
Sime Darby Bhd	24,052,100	13,325,102
Sime Darby Plantation Bhd	18,385,300	20,230,760
Sime Darby Property Bhd	33,868,800	5,078,304
SKP Resources Bhd	10,790,025	3,991,236

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
SP Setia Bhd Group(a)(b)	18,929,400	$4,762,785
Sunway Construction Group Bhd	6,721,870	2,633,965
Sunway REIT(b)	20,083,000	6,748,646
Supermax Corp. Bhd(b)	13,043,813	12,999,470
Telekom Malaysia Bhd	9,813,300	14,596,680
Tenaga Nasional Bhd	19,555,100	47,059,425
TIME dotCom Bhd	3,864,500	12,998,391
Top Glove Corp. Bhd(b)	45,031,800	56,360,280
UEM Sunrise Bhd(a)(b)	25,181,700	2,526,644
UMW Holdings Bhd	3,239,800	2,421,914
UWC BHD	3,236,000	4,190,737
ViTrox Corp. Bhd	1,886,700	6,936,527
VS Industry Bhd	28,772,050	8,546,333
Westports Holdings Bhd	8,486,800	8,849,185
Yinson Holdings Bhd	5,616,400	6,587,982
		1,220,357,324
Mexico — 1.8%
Alpek SAB de CV	3,464,800	3,936,561
Alsea SAB de CV(a)(b)	4,918,295	8,264,652
America Movil SAB de CV, Series L, NVS	285,592,672	223,679,369
Arca Continental SAB de CV	3,258,138	18,340,317
Banco del Bajio SA(b)(c)	6,945,797	12,111,032
Becle SAB de CV(b)	4,570,475	11,521,415
Bolsa Mexicana de Valores SAB de CV	4,406,678	9,756,727
Cemex SAB de CV, CPO, NVS(a)	131,487,483	110,904,193
Coca-Cola Femsa SAB de CV	3,918,400	19,574,295
Controladora Nemak SAB de CV(a)	25,836,526	4,060,063
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)	7,101,859	12,311,838
Corp Inmobiliaria Vesta SAB de CV	5,117,900	10,516,902
Fibra Uno Administracion SA de CV	28,640,200	33,805,156
Fomento Economico Mexicano SAB de CV	16,499,545	139,158,478
Genomma Lab Internacional SAB de CV, Class B(a)(b)	7,883,024	8,243,970
Gentera SAB de CV(a)	9,787,892	5,498,871
Gruma SAB de CV, Class B	1,743,050	18,989,951
Grupo Aeroportuario del Centro Norte SAB de CV(a)	2,988,300	19,154,346
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,353,200	36,360,284
Grupo Aeroportuario del Sureste SAB de CV, Class B(a)	1,789,700	32,439,773
Grupo Bimbo SAB de CV, Series A	13,090,302	28,766,067
Grupo Carso SAB de CV, Series A1(a)	4,069,336	12,386,979
Grupo Cementos de Chihuahua SAB de CV	1,766,957	13,084,956
Grupo Comercial Chedraui SA de CV	3,521,959	5,569,922
Grupo Financiero Banorte SAB de CV, Class O	22,130,578	153,251,864
Grupo Financiero Inbursa SAB de CV, Class O(a)	19,684,442	20,052,080
Grupo Herdez SAB de CV	2,964,500	6,681,213
Grupo Mexico SAB de CV, Series B	26,464,820	129,082,100
Grupo Televisa SAB, CPO(b)	20,667,356	54,879,830
Industrias Penoles SAB de CV(a)	1,220,805	18,535,176
Kimberly-Clark de Mexico SAB de CV, Class A	12,917,075	23,411,307
La Comer SAB de CV(b)	5,450,096	10,449,802
Macquarie Mexico Real Estate Management SA de CV(c)	9,406,000	10,559,201
Megacable Holdings SAB de CV, CPO	2,564,077	9,742,411
Orbia Advance Corp. SAB de CV	9,198,383	26,203,246
PLA Administradora Industrial S. de RL de CV	7,597,849	11,703,083
Security	Shares	Value

Mexico (continued)
Prologis Property Mexico SA de CV	3,811,858	$8,992,831
Promotora y Operadora de Infraestructura SAB de CV	1,883,565	15,018,967
Qualitas Controladora SAB de CV	1,689,978	9,199,935
Regional SAB de CV	1,994,247	10,763,207
Telesites SAB de CV(a)(b)	12,447,395	12,392,401
Wal-Mart de Mexico SAB de CV	43,283,196	142,466,429
		1,471,821,200
Pakistan — 0.1%
Engro Corp. Ltd./Pakistan	3,033,924	6,189,103
Engro Fertilizers Ltd.	6,191,935	2,858,502
Fauji Fertilizer Co. Ltd.	6,161,298	4,288,152
Habib Bank Ltd.	5,358,921	4,693,831
Hub Power Co. Ltd. (The)	7,673,808	3,928,910
Lucky Cement Ltd.(a)	1,416,935	8,553,153
MCB Bank Ltd.	4,053,030	4,355,167
Pakistan Oilfields Ltd.	1,399,274	3,367,278
Pakistan Petroleum Ltd.	3,648,183	2,197,035
Pakistan State Oil Co. Ltd.	2,801,450	4,370,271
Searle Co. Ltd. (The)	1,287,095	2,042,723
TRG Pakistan(a)	3,636,500	4,155,043
United Bank Ltd./Pakistan	4,785,919	4,001,190
		55,000,358
Peru — 0.2%
Cia. de Minas Buenaventura SAA, ADR(a)	1,888,045	21,750,278
Credicorp Ltd.	571,703	78,592,011
Intercorp Financial Services Inc.	234,925	6,610,790
Southern Copper Corp.	738,656	51,513,870
		158,466,949
Philippines — 0.6%
Aboitiz Equity Ventures Inc.	17,562,730	14,810,354
AC Energy Corp.	35,841,300	5,451,462
Alliance Global Group Inc.	37,648,600	8,177,081
Ayala Corp.	2,432,675	40,410,983
Ayala Land Inc.	68,155,040	49,051,381
Bank of the Philippine Islands	15,091,373	26,521,792
BDO Unibank Inc.	17,281,406	37,485,338
Bloomberry Resorts Corp.(a)	40,748,500	5,692,785
Cebu Air Inc.(a)	2,750,610	2,624,429
Cosco Capital Inc.	31,139,300	3,322,465
D&L Industries Inc.	30,711,800	4,741,944
DoubleDragon Properties Corp.(a)	6,771,200	1,722,638
Filinvest Land Inc.	105,732,000	2,388,792
Globe Telecom Inc.	294,115	11,112,960
GT Capital Holdings Inc.	848,960	10,473,936
International Container Terminal Services Inc.	9,163,010	27,432,956
JG Summit Holdings Inc.	26,730,731	31,865,909
Jollibee Foods Corp.	3,936,030	15,884,935
Manila Electric Co.	1,884,930	11,182,602
Manila Water Co. Inc.(a)	11,518,200	3,416,141
Megaworld Corp.	104,551,200	6,645,978
Metro Pacific Investments Corp.	127,679,800	10,628,222
Metropolitan Bank & Trust Co.	15,344,433	15,408,301
PLDT Inc.	725,725	19,966,073
Puregold Price Club Inc.	8,500,850	6,626,924
Robinsons Land Corp.	21,007,313	7,464,901
Security Bank Corp.	2,636,680	6,728,776
Semirara Mining & Power Corp.	9,360,300	2,572,888
SM Investments Corp.	2,116,562	42,961,346

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Philippines (continued)
SM Prime Holdings Inc.	86,878,496	$65,393,047
Universal Robina Corp.	7,830,500	22,771,892
Vista Land & Lifescapes Inc.	47,001,300	3,714,376
Wilcon Depot Inc.	12,737,500	4,907,097
		529,560,704
Poland — 0.8%
Alior Bank SA(a)(b)	944,969	8,665,377
Allegro.eu SA(a)(c)	3,093,373	48,514,589
AmRest Holdings SE(a)(b)	683,543	5,944,982
Asseco Poland SA	555,539	11,076,048
Bank Millennium SA(a)	6,221,467	8,432,536
Bank Polska Kasa Opieki SA(a)	1,565,576	40,853,602
Budimex SA	121,661	9,877,821
CCC SA(a)(b)	339,178	11,122,788
CD Projekt SA(b)	590,013	27,031,573
Cyfrowy Polsat SA	2,364,090	19,612,334
Dino Polska SA(a)(c)	430,005	33,281,744
Enea SA(a)	2,444,912	5,770,982
Eurocash SA(a)(b)	875,088	3,596,764
Grupa Azoty SA(a)(b)	421,039	3,948,596
Grupa Lotos SA	817,289	11,528,509
Jastrzebska Spolka Weglowa SA(a)(b)	506,405	5,029,217
KGHM Polska Miedz SA(a)	1,214,488	66,721,021
KRUK SA(a)	167,033	11,730,593
LPP SA(a)	11,101	33,817,816
mBank SA(a)	152,194	12,507,980
Mercator Medical SA(a)(b)	45,461	3,031,970
Orange Polska SA(a)	5,710,422	10,339,939
PGE Polska Grupa Energetyczna SA(a)	7,294,934	19,814,263
Polski Koncern Naftowy ORLEN SA	2,487,002	55,318,366
Polskie Gornictwo Naftowe i Gazownictwo SA	14,745,480	26,422,007
Powszechna Kasa Oszczednosci Bank Polski SA(a)	7,449,350	82,372,629
Powszechny Zaklad Ubezpieczen SA(a)	5,012,272	50,506,460
Santander Bank Polska SA(a)	295,881	21,448,975
Tauron Polska Energia SA(a)	9,916,836	9,052,956
TEN Square Games SA(b)	43,753	5,114,838
Warsaw Stock Exchange	418,594	5,591,340
		668,078,615
Qatar — 0.6%
Al Meera Consumer Goods Co. QSC	1,124,376	5,714,281
Barwa Real Estate Co.	15,416,374	13,245,196
Commercial Bank PSQC (The)	17,462,301	25,255,004
Doha Bank QPSC	14,088,633	10,797,274
Gulf International Services QSC(a)	9,161,385	3,697,037
Industries Qatar QSC	14,959,310	52,312,976
Masraf Al Rayan QSC	31,060,281	37,323,900
Medicare Group	1,706,523	4,336,429
Mesaieed Petrochemical Holding Co.	39,358,551	20,058,976
Ooredoo QPSC	6,691,990	12,536,448
Qatar Aluminum Manufacturing Co.	29,159,724	12,982,825
Qatar Electricity & Water Co. QSC	4,491,080	19,431,148
Qatar Fuel QSC	3,707,939	17,942,287
Qatar Gas Transport Co. Ltd.	20,446,746	17,212,449
Qatar Insurance Co. SAQ(a)	14,105,259	9,724,869
Qatar International Islamic Bank QSC	6,906,583	17,798,566
Qatar Islamic Bank SAQ	10,115,048	47,304,912
Qatar National Bank QPSC	38,262,576	183,079,475
Qatar National Cement Co. QSC	2,600,301	3,490,932
Security	Shares	Value

Qatar (continued)
Qatar Navigation QSC	3,943,901	$7,844,483
United Development Co. QSC	17,387,955	7,492,539
Vodafone Qatar QSC	20,953,530	9,867,282
		539,449,288
Russia — 2.8%
Aeroflot PJSC(a)	12,478,407	11,930,388
Alrosa PJSC	22,441,080	35,912,397
Credit Bank of Moscow PJSC(a)	141,165,683	12,771,958
Detsky Mir PJSC(c)	5,655,586	11,763,496
Gazprom PJSC	97,618,920	346,763,861
Gazprom PJSC, ADR	1,420,655	10,086,105
Inter RAO UES PJSC	319,473,705	22,058,913
LSR Group PJSC	471,145	4,953,722
LUKOIL PJSC	3,578,503	292,590,827
Magnit PJSC, GDR(f)	2,897,806	44,249,498
Mail.Ru Group Ltd., GDR(a)(f)	951,020	21,693,655
MMC Norilsk Nickel PJSC	541,331	194,650,507
Mobile TeleSystems PJSC, ADR	4,016,667	36,632,003
Moscow Exchange MICEX-RTS PJSC	11,911,601	27,337,442
Novatek PJSC, GDR(f)	784,239	156,120,059
Novolipetsk Steel PJSC	11,232,308	40,099,022
OGK-2 PJSC	303,050,000	3,400,000
PhosAgro PJSC, GDR(f)	1,201,406	24,580,767
Polymetal International PLC	2,647,929	62,792,224
Polyus PJSC	283,622	61,395,912
Rosneft Oil Co. PJSC	9,711,350	70,275,882
Rostelecom PJSC(a)	8,206,251	11,544,473
Sberbank of Russia PJSC	91,367,180	386,005,559
Severstal PAO	1,820,764	41,828,691
Sistema PJSFC, GDR(f)	1,502,478	12,916,754
Sovcomflot OAO(a)	3,684,398	4,714,768
Surgutneftegas PJSC	62,201,832	30,850,872
Tatneft PJSC	12,009,385	81,428,171
Unipro PJSC	152,850,470	6,042,311
VTB Bank PJSC	9,062,750,000	6,019,513
VTB Bank PJSC, GDR(f)	10,085,902	13,407,280
X5 Retail Group NV, GDR(f)	1,069,239	32,416,484
Yandex NV, Class A(a)	2,633,966	177,153,957
		2,296,387,471
Saudi Arabia — 2.7%
Abdullah Al Othaim Markets Co.	417,913	14,345,907
Advanced Petrochemical Co.	971,554	21,313,185
Al Hammadi Co. for Development and Investment	716,385	6,530,474
Al Rajhi Bank	10,475,757	288,532,485
Aldrees Petroleum and Transport Services Co.	427,469	7,181,000
Alinma Bank	8,417,161	45,104,736
Almarai Co. JSC	2,048,287	30,126,917
Alujain Holding(a)	379,718	5,761,204
Arab National Bank	5,297,589	31,425,710
Arabian Cement Co./Saudi Arabia	570,893	7,002,487
Arriyadh Development Co.	1,417,176	8,978,629
Bank AlBilad	3,275,781	33,051,052
Bank Al-Jazira	3,797,696	18,751,290
Banque Saudi Fransi	5,226,276	50,595,225
Bupa Arabia for Cooperative Insurance Co.(a)	540,276	17,033,126
City Cement Co.	1,066,693	8,845,851
Co for Cooperative Insurance (The)	564,239	12,081,432
Dallah Healthcare Co.	408,170	7,172,429

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Saudi Arabia (continued)
Dar Al Arkan Real Estate Development Co.(a)	4,536,947	$12,570,360
Dr Sulaiman Al Habib Medical Services Group Co.	437,731	19,261,702
Eastern Province Cement Co.	579,149	7,706,029
Emaar Economic City(a)	4,287,805	12,922,639
Etihad Etisalat Co.	3,206,588	28,297,079
Fawaz Abdulaziz Al Hokair & Co.(a)	815,217	5,373,380
Herfy Food Services Co.	402,376	6,835,135
Jarir Marketing Co.	514,635	28,852,710
Leejam Sports Co. JSC(a)	306,490	6,276,497
Mobile Telecommunications Co.(a)	3,857,260	15,037,168
Mouwasat Medical Services Co.	458,976	22,671,042
National Agriculture Development Co. (The)(a)	668,457	7,263,245
National Industrialization Co.(a)	3,233,559	16,197,409
National Medical Care Co.	246,879	4,061,712
National Petrochemical Co.	416,175	5,232,611
Qassim Cement Co. (The)	465,745	10,556,183
Rabigh Refining & Petrochemical Co.(a)	2,252,040	13,572,101
Riyad Bank	11,760,592	82,470,919
SABIC Agri-Nutrients Co.	1,775,798	48,759,660
Sahara International Petrochemical Co.	3,296,460	25,431,627
Saudi Airlines Catering Co.(a)	430,319	9,124,420
Saudi Arabian Mining Co.(a)	3,706,674	58,625,266
Saudi Arabian Oil Co.(c)	17,843,951	168,043,337
Saudi Basic Industries Corp.	7,655,020	254,385,911
Saudi British Bank (The)	6,843,247	55,961,059
Saudi Cement Co.	658,903	11,543,211
Saudi Electricity Co.	7,100,662	46,766,576
Saudi Ground Services Co.(a)	507,804	4,989,688
Saudi Industrial Investment Group	2,015,282	20,340,655
Saudi Kayan Petrochemical Co.(a)	6,457,315	30,674,644
Saudi National Bank	18,837,037	266,714,663
Saudi Pharmaceutical Industries & Medical Appliances Corp.	767,108	9,491,050
Saudi Research & Media Group(a)	382,848	12,378,823
Saudi Telecom Co.	5,154,338	171,642,731
Saudia Dairy & Foodstuff Co.	179,784	8,549,997
Savola Group (The)	2,219,069	24,175,346
Seera Group Holding(a)	1,746,281	10,027,981
Southern Province Cement Co.	611,920	14,195,598
United Electronics Co.	337,567	10,971,369
United International Transportation Co.	664,240	7,655,616
Yamama Cement Co.	1,190,650	10,858,004
Yanbu Cement Co.	873,205	10,268,206
Yanbu National Petrochemical Co.	2,220,537	41,308,307
		2,251,874,805
South Africa — 3.8%
Absa Group Ltd.(a)	6,139,150	63,787,687
Adcock Ingram Holdings Ltd.	679,912	2,228,015
AECI Ltd.	1,150,005	8,486,568
African Rainbow Minerals Ltd.	1,051,612	20,293,202
Alexander Forbes Group Holdings Ltd.	6,046,249	1,759,308
Anglo American Platinum Ltd.	461,203	60,811,652
AngloGold Ashanti Ltd.	3,530,644	87,184,650
Aspen Pharmacare Holdings Ltd.(a)	3,259,834	38,083,140
Astral Foods Ltd.	433,224	4,550,396
AVI Ltd.	2,435,555	12,954,281
Barloworld Ltd.(a)	1,746,739	15,006,904
Bid Corp. Ltd.(a)	2,842,492	59,903,489
Bidvest Group Ltd. (The)	2,398,614	33,803,711
Security	Shares	Value

South Africa (continued)
Capitec Bank Holdings Ltd.	648,969	$78,491,285
Clicks Group Ltd.	2,116,740	39,550,879
Coronation Fund Managers Ltd.	2,654,468	10,458,965
DataTec Ltd.(a)	1,859,316	4,203,994
Dis-Chem Pharmacies Ltd.(a)(c)	2,861,596	6,326,917
Discovery Ltd.(a)(b)	3,511,230	35,819,960
Distell Group Holdings Ltd.(a)	646,379	7,958,464
DRDGOLD Ltd.	4,278,071	5,443,664
Equites Property Fund Ltd.	4,433,456	5,871,062
Exxaro Resources Ltd.	2,211,416	24,687,626
FirstRand Ltd.	40,777,556	165,785,909
Fortress REIT Ltd., Series A	11,560,532	11,995,690
Foschini Group Ltd. (The)(a)	2,875,446	27,634,842
Gold Fields Ltd.	7,616,815	96,050,032
Growthpoint Properties Ltd.	28,066,111	29,428,049
Harmony Gold Mining Co. Ltd.	4,768,488	25,511,449
Impala Platinum Holdings Ltd.	6,823,555	124,018,598
Imperial Logistics Ltd.	1,559,927	5,631,301
Investec Ltd.	2,679,834	11,148,002
JSE Ltd.	896,639	7,480,206
KAP Industrial Holdings Ltd.(a)	26,642,976	8,893,075
Kumba Iron Ore Ltd.	559,168	25,945,737
Liberty Holdings Ltd.(a)	1,146,434	5,511,202
Life Healthcare Group Holdings Ltd.(a)	11,372,261	17,906,798
Massmart Holdings Ltd.(a)(b)	1,066,182	5,037,214
Momentum Metropolitan Holdings(b)	8,430,975	11,911,190
Motus Holdings Ltd.	1,462,017	10,078,303
Mr. Price Group Ltd.	2,178,547	36,880,183
MTN Group Ltd.(a)	14,500,799	104,610,320
MultiChoice Group	3,515,444	35,158,904
Naspers Ltd., Class N	3,697,106	818,745,558
Nedbank Group Ltd.	3,186,911	37,634,987
NEPI Rockcastle PLC	3,580,642	24,986,873
Netcare Ltd.(a)	9,874,549	10,640,330
Ninety One Ltd.	1,376,755	4,545,477
Northam Platinum Ltd.(a)	3,147,051	53,220,283
Oceana Group Ltd.	762,020	3,981,166
Old Mutual Ltd.	41,035,189	42,568,200
Pick n Pay Stores Ltd.	2,878,898	12,147,513
PSG Group Ltd.	1,481,862	8,466,708
Rand Merchant Investment Holdings Ltd.	6,867,609	16,118,567
Redefine Properties Ltd.(a)	49,986,853	15,016,578
Reinet Investments SCA	1,345,048	27,871,591
Remgro Ltd.	4,292,705	37,285,465
Resilient REIT Ltd.(b)	3,135,662	11,251,409
Reunert Ltd.	1,724,010	6,630,910
Royal Bafokeng Platinum Ltd.	1,259,151	9,305,726
Sanlam Ltd.	15,234,500	65,734,030
Santam Ltd.(a)	130,478	2,556,114
Sappi Ltd.(a)	5,025,560	15,714,728
Sasol Ltd.(a)	4,833,467	78,582,161
Shoprite Holdings Ltd.	4,230,574	47,462,244
Sibanye Stillwater Ltd.	23,569,006	111,592,451
SPAR Group Ltd. (The)	1,566,593	21,724,560
Standard Bank Group Ltd.	10,844,733	106,717,761
Steinhoff International Holdings NV(a)(b)	36,616,661	4,968,574
Super Group Ltd./South Africa(a)	3,782,251	8,645,145
Telkom SA SOC Ltd.	2,762,580	9,531,841
Tiger Brands Ltd.	1,371,363	22,021,415
Transaction Capital Ltd.(a)	3,677,389	9,742,329

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
Truworths International Ltd.	3,573,381	$14,248,148
Vodacom Group Ltd.	5,336,201	50,658,610
Vukile Property Fund Ltd.	7,231,680	5,273,715
Wilson Bayly Holmes-Ovcon Ltd.(a)	594,870	5,021,836
Woolworths Holdings Ltd.(a)	8,334,061	33,734,738
Zeder Investments Ltd.	12,940,523	3,023,563
		3,151,654,127
South Korea — 12.9%
ABLBio Inc.(a)(b)	284,373	5,335,577
Ace Technologies Corp.(a)(b)	314,929	4,793,538
Advanced Process Systems Corp.(b)	126,719	3,304,067
AfreecaTV Co. Ltd.(b)	91,075	8,033,806
Ahnlab Inc.(b)	77,958	4,746,562
Alteogen Inc.(a)(b)	245,283	16,064,650
Amicogen Inc.(a)(b)	161,776	5,190,223
Amorepacific Corp.	273,178	70,220,446
AMOREPACIFIC Group(b)	245,535	17,067,081
Ananti Inc.(a)(b)	557,185	4,972,192
Aprogen KIC Inc.(a)	1,498,598	2,897,543
AptaBio Therapeutics Inc.(a)	67,429	3,817,909
BGF retail Co. Ltd.	76,748	12,485,715
BH Co. Ltd.(b)	249,701	4,183,042
Binex Co. Ltd.(a)(b)	280,707	5,672,750
Binggrae Co. Ltd.(b)	57,105	3,216,337
BNK Financial Group Inc.	2,189,538	15,597,894
Boditech Med Inc.	164,778	2,989,701
Boryung Pharmaceutical Co. Ltd.(b)	242,558	4,910,644
Bukwang Pharmaceutical Co. Ltd.(b)	382,161	7,247,852
Cafe24 Corp.(a)(b)	147,723	4,122,361
Cellid Co. Ltd.(a)	41,817	3,239,136
Cellivery Therapeutics Inc.(a)(b)	113,945	9,991,076
Celltrion Healthcare Co. Ltd.(a)(b)	689,345	74,607,782
Celltrion Inc.(a)(b)	818,817	201,325,834
Celltrion Pharm Inc.(a)(b)	140,647	17,537,843
Chabiotech Co. Ltd.(a)(b)	434,866	7,640,299
Cheil Worldwide Inc.	568,053	13,185,818
Chong Kun Dang Pharmaceutical Corp.(b)	62,853	7,352,734
Chongkundang Holdings Corp.	27,824	2,730,186
Chunbo Co. Ltd.(b)	43,097	6,464,278
CJ CGV Co. Ltd.(a)(b)	222,524	6,661,638
CJ CheilJedang Corp.	71,206	31,178,502
CJ Corp.	126,730	13,003,022
CJ ENM Co. Ltd.	87,480	12,958,661
CJ Logistics Corp.(a)	74,734	11,391,938
CMG Pharmaceutical Co. Ltd.(a)(b)	1,173,505	4,874,813
Com2uSCorp.(b)	89,630	10,394,528
Cosmax Inc.(a)(b)	70,122	7,945,643
CosmoAM&T Co. Ltd.(a)	164,201	3,697,784
Coway Co. Ltd.	423,193	31,578,040
Creative & Innovative System(a)	307,927	3,281,490
CrystalGenomics Inc.(a)(b)	586,569	4,292,696
CS Wind Corp.(b)	192,077	13,088,872
Cuckoo Holdings Co. Ltd.(b)	16,483	2,059,574
Cuckoo Homesys Co. Ltd.	64,252	2,961,969
Daea TI Co. Ltd.(b)	653,561	3,640,745
Daeduck Electronics Co. Ltd./New	354,564	4,798,497
Daejoo Electronic Materials Co. Ltd.(b)	121,514	4,863,817
Daesang Corp.	195,972	5,249,082
Daewoo Engineering & Construction Co. Ltd.(a)(b)	1,629,449	12,152,558
Security	Shares	Value

South Korea (continued)
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)(b)	338,655	$10,221,102
Daewoong Co. Ltd.(b)	207,341	6,842,067
Daewoong Pharmaceutical Co. Ltd.(b)	48,286	6,655,698
Daishin Securities Co. Ltd.	397,561	6,622,663
Daou Technology Inc.	274,698	6,737,799
DB HiTek Co. Ltd.(b)	323,251	14,942,593
DB Insurance Co. Ltd.	409,116	18,590,001
Devsisters Co. Ltd.(a)	40,411	4,137,686
DGB Financial Group Inc.	1,489,218	12,632,402
Digital Power Communications Co. Ltd.	254,018	3,487,828
DL E&C Co. Ltd.(a)(b)	124,397	15,007,911
DL Holdings Co. Ltd.(b)	100,196	7,368,662
Dong-A Socio Holdings Co. Ltd.	36,761	4,112,248
Dong-A ST Co. Ltd.	68,972	5,331,609
Dongjin Semichem Co. Ltd.(b)	331,023	8,482,385
DongKook Pharmaceutical Co. Ltd.(b)	271,935	7,016,984
Dongkuk Steel Mill Co. Ltd.(b)	576,521	11,858,589
Dongsuh Cos. Inc.(b)	292,338	7,853,970
Dongwon F&B Co. Ltd.	10,578	2,237,615
Dongwon Industries Co. Ltd.	14,003	3,705,573
Doosan Bobcat Inc.(a)	441,137	20,272,882
Doosan Fuel Cell Co. Ltd.(a)	345,282	13,599,653
Doosan Heavy Industries & Construction Co. Ltd.(a)(b)	1,781,371	31,782,207
Doosan Infracore Co. Ltd.(a)(b)	1,246,733	14,456,975
DoubleUGames Co. Ltd.(b)	103,202	6,252,719
Douzone Bizon Co. Ltd.	174,348	12,910,479
Duk San Neolux Co. Ltd.(a)	118,302	4,492,401
Echo Marketing Inc.(b)	188,995	4,304,586
Ecopro BM Co. Ltd.(b)	87,739	13,811,927
Ecopro Co. Ltd.(b)	173,182	7,593,885
Ecopro HN Co. Ltd.(a)(b)	35,432	4,876,546
E-MART Inc.	160,330	22,859,909
Enzychem Lifesciences Corp.(a)(b)	71,692	6,422,125
Eo Technics Co Ltd.(b).	88,057	8,936,864
Eone Diagnomics Genome Center Co. Ltd.(a)	600,767	2,687,544
Eubiologics Co. Ltd.(a)	287,788	12,268,520
Eugene Corp.(b)	440,758	2,334,503
Eugene Technology Co. Ltd.	84,644	3,530,751
Eutilex Co. Ltd.(a)(b)	81,819	2,540,753
F&F Co. Ltd./New(a)(b)	31,762	12,801,057
Fila Holdings Corp.	431,135	21,041,327
Foosung Co. Ltd.(a)(b)	590,093	5,313,181
GemVax & Kael Co. Ltd.(a)	318,721	6,671,818
Geneone Life Science Inc.(a)	407,492	8,341,315
Genexine Inc.(a)(b)	163,636	14,828,690
Grand Korea Leisure Co. Ltd.(a)(b)	339,211	5,767,878
Green Cross Cell Corp.	83,981	3,110,327
Green Cross Corp.(b)	50,528	15,459,277
Green Cross Holdings Corp.(b)	191,737	5,889,102
Green Cross LabCell Corp.	42,905	3,815,858
GS Engineering & Construction Corp.	486,963	19,519,548
GS Holdings Corp.	399,591	16,502,541
GS Home Shopping Inc.	30,671	4,360,233
GS Retail Co. Ltd.(b)	270,350	9,506,206
G-treeBNT Co. Ltd.(a)	54,026	546,664
Halla Holdings Corp.	77,795	3,101,539
Hana Financial Group Inc.	2,557,913	106,712,058
Hana Tour Service Inc.(a)(b)	100,449	8,070,390

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Hanall Biopharma Co. Ltd.(a)(b)	305,286	$6,031,246
Handsome Co. Ltd.	130,961	5,261,273
Hanil Cement Co. Ltd./New	19,989	2,964,800
Hanjin Transportation Co. Ltd.	71,387	2,599,759
Hankook & Co. Co. Ltd.(b)	257,448	4,694,449
Hankook Shell Oil Co. Ltd.	799	193,963
Hankook Tire & Technology Co. Ltd.	616,092	26,971,043
Hanmi Pharm Co. Ltd.	55,844	17,805,948
Hanmi Semiconductor Co. Ltd.	195,775	5,722,471
Hanon Systems	1,596,470	24,219,904
Hansae Co. Ltd.(b)	190,456	4,483,540
Hansol Chemical Co. Ltd.	82,114	18,321,157
Hanssem Co. Ltd.(b)	103,086	10,024,178
Hanwha Aerospace Co. Ltd.	321,909	13,496,198
Hanwha Corp.	355,496	10,006,153
Hanwha Investment & Securities Co. Ltd.(a)	545,062	2,300,666
Hanwha Life Insurance Co. Ltd.(b)	3,043,961	10,487,757
Hanwha Solutions Corp.(a)	1,034,439	41,730,459
Hanwha Systems Co. Ltd.(b)	348,924	5,404,873
HDC Holdings Co. Ltd.(b)	347,131	4,400,243
HDC Hyundai Development Co-Engineering & Construction, Class E(b)	379,594	10,071,835
Helixmith Co. Ltd.(a)(b)	287,809	8,143,865
HFR Inc.(a)	62,092	1,278,879
Hite Jinro Co. Ltd.(b)	312,622	11,090,810
HLB Inc.(a)(b)	799,336	24,625,551
HLB Life Science Co. Ltd.(a)(b)	765,788	7,077,108
HMM Co. Ltd.(a)(b)	2,197,957	94,295,435
Hotel Shilla Co. Ltd.(b)	254,812	23,174,717
HS Industries Co. Ltd.	414,778	3,055,190
Huchems Fine Chemical Corp.	177,920	3,502,424
Hugel Inc.(a)(b)	57,189	10,294,007
Huons Co. Ltd.(b)	93,339	5,278,614
Huons Global Co. Ltd.(b)	72,886	4,563,579
Hwaseung Enterprise Co. Ltd.(b)	202,799	3,488,251
HYBE Co. Ltd.(a)	60,229	14,304,011
Hyosung Advanced Materials Corp.(a)	26,509	8,934,664
Hyosung Chemical Corp.(a)	19,204	5,994,609
Hyosung Corp.(b)	91,702	8,082,885
Hyosung TNC Corp.(b)	22,850	14,418,942
Hyundai Autoever Corp.	32,759	3,310,016
Hyundai Bioscience Co. Ltd.(a)(b)	308,377	10,136,345
Hyundai Construction Equipment Co. Ltd.(a)	129,792	6,711,516
Hyundai Department Store Co. Ltd.(b)	114,284	9,531,553
Hyundai Elevator Co. Ltd.	244,532	11,873,559
Hyundai Engineering & Construction Co. Ltd.	631,794	32,475,248
Hyundai Glovis Co. Ltd.	160,424	27,129,386
Hyundai Greenfood Co. Ltd.(b)	683,065	6,913,815
Hyundai Heavy Industries Holdings Co. Ltd.	402,801	25,440,727
Hyundai Home Shopping Network Corp.	55,053	4,635,777
Hyundai Marine & Fire Insurance Co. Ltd.(b)	510,331	11,164,331
Hyundai Mipo Dockyard Co. Ltd.(a)(b)	216,489	16,414,568
Hyundai Mobis Co. Ltd.	561,233	140,639,706
Hyundai Motor Co.	1,190,046	250,173,683
Hyundai Rotem Co. Ltd.(a)(b)	602,936	11,444,904
Hyundai Steel Co.	737,472	35,245,805
Hyundai Wia Corp.(b)	144,302	10,903,653
Iljin Materials Co. Ltd.	206,291	12,142,524
Ilyang Pharmaceutical Co. Ltd.(b)	131,092	4,484,901
Industrial Bank of Korea	1,949,467	18,866,305
Security	Shares	Value

South Korea (continued)
Innocean Worldwide Inc.	84,858	$5,100,324
Innox Advanced Materials Co. Ltd.(a)(b)	84,597	4,529,398
iNtRON Biotechnology Inc.(a)(b)	267,816	5,496,108
IS Dongseo Co. Ltd.	160,250	8,615,533
ITM Semiconductor Co. Ltd.(b)	85,841	3,382,097
JB Financial Group Co. Ltd.	1,049,696	7,235,228
JW Pharmaceutical Corp.(b)	170,381	4,427,690
JYP Entertainment Corp.(b)	274,662	9,734,810
Kakao Corp.	2,615,404	288,277,729
Kangwon Land Inc.(a)	879,529	22,682,767
KB Financial Group Inc.	3,352,604	177,197,625
KCC Corp.(b)	43,562	11,991,599
KCC Glass Corp.	53,603	3,078,170
KEPCO Engineering & Construction Co. Inc.(b)	145,865	7,594,394
KEPCO Plant Service & Engineering Co. Ltd.	214,769	8,863,689
Kginicis Co. Ltd.(b)	228,818	4,500,917
KH FEELUX Co. Ltd.(a)(b)	972,343	2,824,926
Kia Corp.	2,236,983	171,023,228
KIWOOM Securities Co. Ltd.(b)	110,634	12,095,442
KMW Co. Ltd.(a)(b)	232,044	11,325,040
Koentec Co. Ltd.	412,937	3,443,402
Koh Young Technology Inc.(b)	528,273	12,072,206
Kolmar BNH Co. Ltd.(b)	109,104	5,177,561
Kolmar Korea Co. Ltd.(b)	132,486	7,072,566
Kolon Industries Inc.(b)	156,256	8,722,860
Komipharm International Co. Ltd.(a)(b)	372,514	3,406,317
KONA I Co. Ltd.(a)	75,639	2,977,305
Korea Aerospace Industries Ltd.	628,317	19,192,350
Korea Electric Power Corp.	2,060,913	47,637,432
Korea Investment Holdings Co. Ltd.	361,989	33,688,316
Korea Line Corp.(a)	1,117,887	3,358,957
Korea Petrochemical Ind. Co Ltd.(b)	29,708	7,091,944
Korea REIT & Trust Co. Ltd.	2,027,647	4,390,007
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	327,768	41,872,544
Korea United Pharm Inc.	100,411	4,889,653
Korea Zinc Co. Ltd.	69,792	28,239,619
Korean Air Lines Co. Ltd.(a)	1,321,740	37,858,927
Korean Reinsurance Co.	806,761	7,084,214
KT Skylife Co. Ltd.	248,943	2,223,544
KT&G Corp.	939,667	71,023,565
Kuk-Il Paper Manufacturing Co. Ltd.(a)(b)	944,496	5,165,012
Kumho Petrochemical Co. Ltd.	156,930	32,514,833
Kumho Tire Co. Inc.(a)(b)	879,186	4,042,591
Kwang Dong Pharmaceutical Co. Ltd.	409,991	3,344,645
Kyung Dong Navien Co. Ltd.	77,563	4,363,341
L&C Bio Co. Ltd.(b)	147,108	4,055,400
L&F Co. Ltd.(b)	156,992	12,454,757
LEENO Industrial Inc.(b)	91,131	13,352,325
LegoChem Biosciences Inc.(a)(b)	188,544	8,253,810
LEMON Co. Ltd./Korea(a)	53,036	387,635
LF Corp.	192,677	3,623,771
LG Chem Ltd.	389,780	285,939,528
LG Corp.	744,505	67,390,717
LG Display Co. Ltd.(a)(b)	1,954,681	42,133,283
LG Electronics Inc.	904,797	123,314,182
LG Hausys Ltd.(b)	66,511	5,595,275
LG Household & Health Care Ltd.	78,173	109,192,154
LG Innotek Co. Ltd.	120,786	22,152,927
LG International Corp.	302,740	8,402,950

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
LG Uplus Corp.	1,726,451	$23,353,451
LIG Nex1 Co. Ltd.(b)	143,801	5,705,366
Lock&Lock Co. Ltd.(a)(b)	257,123	3,269,618
Lotte Chemical Corp.	142,927	35,740,089
Lotte Chilsung Beverage Co. Ltd.(b)	45,511	6,698,816
Lotte Confectionery Co. Ltd.	16,891	2,320,899
LOTTE Fine Chemical Co. Ltd.	187,508	11,145,064
LOTTE Himart Co. Ltd.	92,001	3,207,671
LOTTE Reit Co. Ltd.	1,677,973	8,950,589
Lotte Shopping Co. Ltd.	87,711	9,541,616
Lotte Tour Development Co. Ltd.(a)(b)	376,887	7,470,824
LS Corp.(b)	154,799	9,672,343
LS Electric Co. Ltd.(b)	173,960	8,853,296
LX Holdings Corp.(a)	361,036	3,544,646
Maeil Dairies Co. Ltd.(b)	43,365	3,072,227
Mando Corp.(a)(b)	283,652	16,827,208
Mcnex Co. Ltd.(b)	123,713	5,375,099
Medipost Co. Ltd.(a)(b)	179,264	5,187,551
MedPacto Inc.(a)(b)	120,557	8,572,540
Medy-Tox Inc.(b)	45,508	6,938,050
MegaStudyEdu Co. Ltd.(b)	83,485	4,878,975
Meritz Financial Group Inc.	331,662	5,560,473
Meritz Fire & Marine Insurance Co. Ltd.	491,791	7,861,866
Meritz Securities Co. Ltd.	2,373,398	9,545,401
Mezzion Pharma Co. Ltd.(a)(b)	64,862	8,285,808
Mirae Asset Life Insurance Co. Ltd.	724,531	2,651,623
Mirae Asset Securities Co. Ltd.	2,501,115	22,176,393
Namhae Chemical Corp.(b)	258,327	2,225,900
Naturecell Co. Ltd.(a)(b)	501,484	6,399,918
NAVER Corp.	1,048,743	340,712,239
NCSoft Corp.	141,211	109,934,000
NEPES Corp.(a)(b)	186,214	6,191,657
Netmarble Corp.(b)(c)	186,223	23,300,055
Nexen Tire Corp.	293,885	2,202,500
NH Investment & Securities Co. Ltd.	922,423	10,864,302
NHN Corp.(a)	106,371	6,978,183
NHN KCP Corp.(a)	161,038	7,237,694
NICE Holdings Co. Ltd..	228,322	3,860,262
NICE Information Service Co. Ltd.(b)	353,894	7,308,786
NKMax Co. Ltd.(a)(b)	373,260	4,789,969
NongShim Co. Ltd.	28,594	7,726,586
OCI Co. Ltd.(a)(b)	169,267	19,280,644
OptoElectronics Solutions Co. Ltd.(b)	98,507	3,858,326
Orion Corp./Republic of Korea	206,373	22,098,101
Orion Holdings Corp.	240,821	3,712,682
Oscotec Inc.(a)(b)	218,205	7,592,377
Osstem Implant Co. Ltd.	107,996	8,536,084
Ottogi Corp.(b)	12,460	6,095,962
Pan Ocean Co. Ltd.(b)	2,478,307	15,126,365
Paradise Co. Ltd.(a)(b)	470,388	8,370,011
Park Systems Corp.	24,371	3,106,085
Partron Co. Ltd.(b).	362,122	3,391,341
Pearl Abyss Corp.(a)(b)	259,713	14,111,617
PharmaResearch Co. Ltd.(b)	54,145	4,084,897
Pharmicell Co. Ltd.(a)	536,490	8,188,458
PI Advanced Materials Co. Ltd.(b)	173,121	6,999,408
Poongsan Corp.	269,536	9,719,082
POSCO	625,328	198,883,272
POSCO Chemical Co. Ltd.(b)	254,575	33,074,060
Posco ICT Co. Ltd.(b)	602,410	4,382,246
Security	Shares	Value

South Korea (continued)
Posco International Corp.	430,534	$7,980,487
RFHIC Corp.(b)	155,356	5,415,708
S&S Tech Corp.	181,018	4,732,495
S-1 Corp.	137,359	9,975,862
Sam Chun Dang Pharm Co. Ltd.(a)(b)	136,356	6,488,278
Sam Kang M&T Co. Ltd.(a)	245,491	4,248,174
Samjin Pharmaceutical Co. Ltd.(b)	248,095	5,790,841
Samsung Biologics Co. Ltd.(a)(b)(c)	141,096	107,012,739
Samsung C&T Corp.	710,372	88,122,319
Samsung Electro-Mechanics Co. Ltd.	471,542	72,094,140
Samsung Electronics Co. Ltd.(b)	40,466,746	2,919,218,319
Samsung Engineering Co. Ltd.(a)	1,321,505	22,397,553
Samsung Fire & Marine Insurance Co. Ltd.	258,949	49,056,560
Samsung Heavy Industries Co. Ltd.(a)(b)	3,961,534	21,474,215
Samsung Life Insurance Co. Ltd.	592,547	44,465,237
Samsung SDI Co. Ltd.	468,771	258,547,108
Samsung SDS Co. Ltd.	295,548	48,067,777
Samsung Securities Co. Ltd.	517,515	21,995,521
Samwha Capacitor Co. Ltd.(b)	92,547	4,948,375
Samyang Foods Co. Ltd.(b)	47,304	3,823,214
Samyang Holdings Corp.(b)	59,502	6,058,722
Sebang Global Battery Co. Ltd.(b)	68,012	5,747,883
Seegene Inc.(b)	318,427	19,365,477
Seobu T&D(b)	406,530	3,280,355
Seojin System Co. Ltd.(a)(b)	125,450	4,860,270
Seoul Semiconductor Co. Ltd.(b)	392,649	6,965,853
SFA Engineering Corp.	162,083	6,156,046
SFA Semicon Co. Ltd.(a)(b)	834,268	5,433,072
Shin Poong Pharmaceutical Co. Ltd.(b)	267,144	15,488,165
Shinhan Financial Group Co. Ltd.	3,669,418	139,883,832
Shinsegae Inc.	60,815	17,511,884
Shinsegae International Inc.(b)	28,320	5,986,386
Shinsung E&G Co. Ltd.(a)	1,696,015	4,363,293
Silicon Works Co. Ltd.	120,572	11,619,366
SillaJen Inc.(a)(b)(d)	540,819	5,867,399
SK Biopharmaceuticals Co. Ltd.(a)(b)	221,840	22,561,080
SK Chemicals Co. Ltd.	66,778	15,176,707
SK D&D Co. Ltd.	77,768	2,560,644
SK Discovery Co. Ltd.(b)	92,533	4,315,764
SK Gas Ltd.	40,883	4,011,258
SK Holdings Co. Ltd.	271,525	64,389,039
SK Hynix Inc.	4,626,508	527,028,673
SK Innovation Co. Ltd.(a)	435,765	103,360,795
SK Materials Co. Ltd.(b)	40,626	11,672,185
SK Networks Co. Ltd.	1,327,354	7,209,170
SK Telecom Co. Ltd.	325,356	92,806,312
SKC Co. Ltd.(b)	177,549	20,250,645
SL Corp.(b)	139,072	4,133,195
SM Entertainment Co. Ltd.(a)(b)	191,798	7,503,292
SNT Motiv Co. Ltd.	86,147	4,964,924
S-Oil Corp.(a)	378,358	31,720,399
Solid Inc.(a)	488,769	3,131,102
SOLUM Co. Ltd.(a)	197,300	4,806,064
Solus Advanced Materials Co Ltd.	120,163	5,438,557
Songwon Industrial Co. Ltd.	139,791	2,568,452
Soulbrain Co. Ltd./New(b)	39,899	11,742,817
Soulbrain Holdings Co. Ltd.(a)(b)	51,634	1,726,729
ST Pharm Co. Ltd.(a)(b)	90,749	9,257,259
Taeyoung Engineering & Construction Co. Ltd.(b)	191,511	2,255,995

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Telcon RF Pharmaceutical Inc.(a)(b)	787,543	$3,364,730
Tera Resource Co. Ltd.(a)(d)	49,111	0	(e)
TES Co. Ltd./Korea(b)	184,245	5,094,199
Theragen Etex Co. Ltd.(a)	164,006	1,220,005
Tokai Carbon Korea Co. Ltd.(b)	52,967	8,171,952
Tongyang Inc.	1,065,118	1,346,710
Tongyang Life Insurance Co. Ltd.	753,110	3,814,040
TY Holdings Co. Ltd./Korea(a)(b)	199,300	5,098,688
Unison Co. Ltd.(a)	1,146,067	4,362,741
Vaxcell-Bio Therapeutics Co. Ltd.(a)	81,480	7,280,184
Vieworks Co. Ltd.	88,121	2,942,057
Webzen Inc.(a)(b)	164,515	4,733,832
Wemade Co. Ltd.(b)	111,200	5,873,095
Wonik Holdings Co. Ltd.(a)(b)	446,640	2,650,790
WONIK IPS Co. Ltd.(b)	286,241	12,932,772
Woori Financial Group Inc.	4,521,364	45,155,327
Woori Investment Bank Co. Ltd.(b)	3,425,208	2,824,095
Woori Technology Investment Co. Ltd.(a)	514,545	4,190,755
YG Entertainment Inc.(a)(b)	109,641	4,995,609
Youlchon Chemical Co. Ltd.(b)	106,108	2,131,725
Youngone Corp.(b)	202,092	8,557,152
Youngone Holdings Co. Ltd.	63,948	2,942,721
Yuanta Securities Korea Co. Ltd.	1,145,236	4,669,773
Yuhan Corp.(b)	415,111	24,414,664
Yungjin Pharmaceutical Co. Ltd.(a)(b)	898,128	4,994,699
Yuyang DNU Co. Ltd.(a)(b)(d)	278,963	305,151
Zinus Inc.(b)	95,033	8,896,956
		10,656,420,260
Taiwan — 14.6%
AcBel Polytech Inc.(b)	7,734,000	7,346,949
Accton Technology Corp.	4,458,000	49,478,197
Acer Inc.(b)	26,374,872	30,275,558
ADATA Technology Co. Ltd.(b)	2,192,820	8,084,991
Adimmune Corp.(a)(b).	2,612,000	4,924,482
Advanced Ceramic X Corp.(b)	403,000	7,002,031
Advanced Wireless Semiconductor Co.(b)	1,521,000	7,691,207
Advantech Co. Ltd.(b)	3,178,110	37,790,396
Airtac International Group	1,019,880	36,665,584
Alchip Technologies Ltd.(b)	587,000	12,312,295
AmTRAN Technology Co. Ltd.(a)(b)	8,881,000	5,743,879
Andes Technology Corp.	279,000	4,579,903
AP Memory Technology Corp.(b)	399,000	10,258,054
Arcadyan Technology Corp.(b)	1,312,391	4,578,667
Ardentec Corp.(b)	4,516,546	6,915,955
ASE Technology Holding Co. Ltd.(b)	28,608,222	114,739,113
Asia Cement Corp.(b)	17,116,050	32,053,152
Asia Optical Co. Inc.(b)	2,553,000	7,530,479
Asia Pacific Telecom Co. Ltd.(a)	17,889,173	5,611,823
Asia Vital Components Co. Ltd.(b)	2,724,000	7,200,355
ASMedia Technology Inc.(b)	254,000	13,812,348
ASPEED Technology Inc.(b)	190,000	15,180,026
ASROCK Inc.(b)	505,000	2,949,236
Asustek Computer Inc.(b)	5,985,000	85,122,125
AU Optronics Corp.(a)(b)	70,131,000	64,842,128
AURAS Technology Co. Ltd.(b)	595,000	3,788,887
Bank of Kaohsiung Co. Ltd.(b)	26,223,829	10,312,508
BES Engineering Corp.(b)	16,675,000	5,399,746
Bizlink Holding Inc.(b)	1,053,926	9,236,921
Brighton-Best International Taiwan Inc.(b)	4,619,000	5,560,878
Capital Securities Corp.(b)	22,936,050	14,433,390
Security	Shares	Value

Taiwan (continued)
Career Technology MFG. Co. Ltd.(b)	4,460,498	$4,727,984
Catcher Technology Co. Ltd.(b)	5,430,000	35,945,738
Cathay Financial Holding Co. Ltd.	63,807,872	128,438,464
Cathay Real Estate Development Co. Ltd.(b)	7,865,900	5,614,224
Center Laboratories Inc.(b)	3,030,070	7,394,810
Century Iron & Steel Industrial Co. Ltd.(b)	1,446,000	5,747,931
Chailease Holding Co. Ltd.	10,828,782	81,397,144
Chang Hwa Commercial Bank Ltd.(b)	42,786,121	25,974,411
Charoen Pokphand Enterprise(b)	1,639,000	4,699,672
Cheng Loong Corp.(b)	7,100,000	10,566,946
Cheng Shin Rubber Industry Co. Ltd.	13,663,650	22,967,414
Cheng Uei Precision Industry Co. Ltd.(b)	3,278,000	4,746,273
Chicony Electronics Co. Ltd.	4,556,787	12,766,125
Chicony Power Technology Co. Ltd.(b)	1,103,000	2,752,400
Chief Telecom Inc.(b)	257,000	2,876,434
Chilisin Electronics Corp.(b)	2,123,000	7,611,459
China Airlines Ltd.(a)	22,071,000	13,908,279
China Bills Finance Corp.(b)	14,851,000	8,509,097
China Development Financial Holding Corp.(b)	110,305,000	49,441,623
China General Plastics Corp.(b)	5,229,892	6,690,535
China Life Insurance Co. Ltd.	18,435,329	16,440,566
China Man-Made Fiber Corp.(a)(b)	17,435,514	6,375,109
China Metal Products(b)	4,207,146	5,030,260
China Motor Corp.(a)(b)	2,234,800	5,527,844
China Petrochemical Development Corp.(b)	28,045,245	13,168,334
China Steel Chemical Corp.	1,213,000	4,696,811
China Steel Corp.(b)	99,031,529	131,842,015
Chin-Poon Industrial Co. Ltd.(b)	4,193,000	4,360,812
Chipbond Technology Corp.(b)	4,986,000	12,245,373
ChipMOS Technologies Inc.(b)	5,603,000	9,180,356
Chlitina Holding Ltd.(b)	458,000	3,458,631
Chong Hong Construction Co. Ltd.(b)	1,522,122	4,325,077
Chroma ATE Inc.(b)	2,970,000	20,126,913
Chung Hung Steel Corp.(a)(b)	7,940,000	15,000,603
Chung-Hsin Electric & Machinery Manufacturing Corp.(b)	3,562,000	6,569,614
Chunghwa Precision Test Tech Co. Ltd.(b)	171,000	4,193,759
Chunghwa Telecom Co. Ltd.	30,405,000	124,564,122
Cleanaway Co. Ltd.	794,000	4,923,212
Clevo Co.(b)	4,479,175	4,824,783
CMC Magnetics Corp.(b)	15,549,640	5,734,042
Compal Electronics Inc.(b)	33,386,000	28,209,805
Compeq Manufacturing Co. Ltd.(b)	8,537,000	11,797,153
Concraft Holding Co. Ltd.(b)	745,000	1,772,881
Continental Holdings Corp.(b)	4,518,600	4,052,022
Coretronic Corp.(b)	3,655,200	7,567,984
Co-Tech Development Corp.	1,496,000	4,291,406
CSBC Corp. Taiwan(a)(b)	4,401,316	3,496,710
CTBC Financial Holding Co. Ltd.	147,165,599	122,170,349
CTCI Corp.(b)	5,035,000	6,861,027
Cub Elecparts Inc.(b)	530,979	3,839,525
Darfon Electronics Corp.(b)	2,702,000	4,147,832
Darwin Precisions Corp.(a)(b)	4,920,000	2,442,259
Delta Electronics Inc..	16,653,000	177,426,470
Depo Auto Parts Ind. Co. Ltd.(b)	864,000	1,751,241
E Ink Holdings Inc.	7,502,000	16,684,851
E.Sun Financial Holding Co. Ltd.(b)	93,402,938	85,967,511
Eclat Textile Co. Ltd.	1,509,683	35,096,962
Egis Technology Inc.(b)	635,000	3,796,635
Elan Microelectronics Corp.(b)	2,527,100	19,217,976

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Elite Material Co. Ltd.(b)	2,408,000	$14,221,516
Elite Semiconductor Microelectronics Technology Inc.(b)	2,668,000	12,886,980
eMemory Technology Inc.(b)	532,000	18,016,489
Ennoconn Corp.(b)	563,259	4,256,443
ENNOSTAR Inc.(a)(b)	4,996,185	13,565,734
Episil Holdings Inc.(a)	2,023,000	4,901,545
Episil-Precision Inc.(b)	1,244,000	2,991,066
Eternal Materials Co. Ltd.(b)	8,074,915	11,802,310
Eva Airways Corp.	18,809,326	11,527,030
Evergreen Marine Corp. Taiwan Ltd.(a)	22,100,449	78,445,162
Everlight Chemical Industrial Corp.(b)	8,357,781	5,716,487
Everlight Electronics Co. Ltd.(b)	3,399,000	5,602,560
Far Eastern Department Stores Ltd.(b)	9,688,167	7,825,555
Far Eastern International Bank(b)	24,192,140	9,155,975
Far Eastern New Century Corp.(b)	23,446,916	26,728,043
Far EasTone Telecommunications Co. Ltd.	11,897,000	27,640,143
Faraday Technology Corp.(b)	2,855,000	7,007,653
Farglory Land Development Co. Ltd.(b)	2,289,782	4,529,092
Feng Hsin Steel Co. Ltd.(b)	4,708,000	12,742,243
Feng TAY Enterprise Co. Ltd.(b)	3,281,387	28,501,185
Firich Enterprises Co. Ltd.(b)	3,217,718	3,568,631
First Financial Holding Co. Ltd.(b)	85,001,311	67,463,883
Fitipower Integrated Technology Inc.	866,000	10,416,548
FLEXium Interconnect Inc.(b)	2,815,616	12,064,961
FocalTech Systems Co. Ltd.	1,426,000	10,860,760
Formosa Chemicals & Fibre Corp.	29,025,210	89,484,480
Formosa International Hotels Corp.(b)	519,000	2,616,941
Formosa Petrochemical Corp.(b)	9,180,000	33,057,034
Formosa Plastics Corp.	32,266,800	120,357,922
Formosa Sumco Technology Corp.(b)	689,000	4,172,447
Formosa Taffeta Co. Ltd.(b)	6,485,000	7,222,951
Foxconn Technology Co. Ltd.(b)	7,357,424	17,277,388
Foxsemicon Integrated Technology Inc.(b)	684,000	5,754,158
Fubon Financial Holding Co. Ltd.(b)	55,748,000	145,226,576
Fulgent Sun International Holding Co. Ltd.(b)	1,084,221	4,758,561
Fusheng Precision Co. Ltd.(b)	833,000	6,588,173
General Interface Solution Holding Ltd.(b)	2,111,000	7,463,562
Genius Electronic Optical Co. Ltd.(b)	642,287	10,809,720
Getac Technology Corp.	3,947,000	7,351,063
Giant Manufacturing Co. Ltd.	2,621,000	31,311,115
Gigabyte Technology Co. Ltd.(b)	4,602,000	18,202,533
Ginko International Co. Ltd.	374,250	2,330,570
Global Lighting Technologies Inc.(b)	671,000	2,326,192
Global PMX Co. Ltd.(b)	385,000	2,360,418
Global Unichip Corp.(b)	810,000	10,477,018
Globalwafers Co. Ltd.(b)	1,860,000	56,156,769
Gold Circuit Electronics Ltd.(a)(b)	3,402,000	6,758,640
Goldsun Building Materials Co. Ltd.(b)	8,751,425	8,045,619
Gourmet Master Co. Ltd.(b)	860,471	5,163,195
Grand Pacific Petrochemical(a)(b)	8,374,000	8,074,559
Grape King Bio Ltd.(b)	955,000	5,728,867
Great Wall Enterprise Co. Ltd.(b)	5,461,789	11,353,294
Greatek Electronics Inc.(b)	3,076,000	7,973,033
Gudeng Precision Industrial Co. Ltd.(b)	511,356	4,941,871
Hannstar Board Corp.(b)	3,197,000	5,103,238
HannStar Display Corp.(a)(b)	20,777,640	17,496,582
Highwealth Construction Corp.	6,143,153	9,319,159
Hiwin Technologies Corp.	2,211,850	29,251,534
Holtek Semiconductor Inc.(b)	1,786,000	6,075,006
Security	Shares	Value

Taiwan (continued)
Holy Stone Enterprise Co. Ltd.(b)	1,206,330	$5,749,043
Hon Hai Precision Industry Co. Ltd.	105,523,928	431,133,639
Hota Industrial Manufacturing Co. Ltd.(b)	2,389,261	8,075,647
Hotai Finance Co. Ltd.(b)	1,459,000	4,373,449
Hotai Motor Co. Ltd.(b)	2,565,000	52,710,590
Hsin Kuang Steel Co. Ltd.(b)	3,398,000	7,866,638
HTC Corp.(a)(b)	8,501,000	11,344,754
Hua Nan Financial Holdings Co. Ltd.(b)	70,564,702	46,429,948
Huaku Development Co. Ltd.(b)	2,157,000	7,287,278
Hung Sheng Construction Ltd.(b)	5,663,760	4,032,099
IBF Financial Holdings Co. Ltd.(b)	19,794,267	12,182,239
IEI Integration Corp.(b)	1,612,373	2,957,913
Innodisk Corp.(b)	662,740	4,059,194
Innolux Corp.(b)	72,663,241	63,606,345
International CSRC Investment Holdings Co.(b)	6,969,685	6,829,998
International Games System Co. Ltd.(b)	493,000	16,331,708
Inventec Corp.(b)	20,130,000	18,729,545
ITE Technology Inc.	1,009,000	4,334,981
ITEQ Corp.(b)	1,768,604	8,061,739
Jentech Precision Industrial Co. Ltd.(b)	657,000	6,747,210
Johnson Health Tech Co. Ltd.	1,007,000	2,866,082
Kenda Rubber Industrial Co. Ltd.(b)	5,191,337	7,574,893
Kindom Development Co. Ltd.(b)	3,217,000	4,343,189
King Slide Works Co. Ltd.(b)	560,000	7,740,371
King Yuan Electronics Co. Ltd.(b)	9,005,000	13,981,395
King’s Town Bank Co. Ltd.(b)	7,346,000	10,884,684
Kinpo Electronics(b)	14,874,000	7,281,786
Kinsus Interconnect Technology Corp.(b)	2,636,000	10,379,604
LandMark Optoelectronics Corp.(b)	636,900	5,839,526
Largan Precision Co. Ltd.(b)	835,000	91,075,781
Lealea Enterprise Co. Ltd.(a)	5,826,000	2,677,604
Lien Hwa Industrial Holdings Corp.(b)	7,142,934	12,436,824
Lite-On Technology Corp.(b)	17,932,238	42,795,764
Longchen Paper & Packaging Co. Ltd.(b)	6,830,720	5,764,548
Lotes Co. Ltd.(b)	575,722	12,288,483
Lotus Pharmaceutical Co. Ltd.(a)(b)	569,000	1,907,259
Machvision Inc.(b)	369,094	3,190,240
Macronix International Co. Ltd.(b)	15,815,554	23,979,713
Makalot Industrial Co. Ltd.(b).	1,654,510	16,731,761
Marketech International Corp.(b)	749,000	2,760,835
MediaTek Inc..	12,862,572	460,085,894
Medigen Vaccine Biologics Corp.(a)	1,140,000	14,403,850
Mega Financial Holding Co. Ltd.(b)	88,047,958	105,053,264
Mercuries Life Insurance Co. Ltd.(a)(b)	14,449,031	4,895,731
Merida Industry Co. Ltd.(b)	1,703,850	19,801,507
Merry Electronics Co. Ltd.(b)	1,541,051	5,973,375
Microbio Co. Ltd.(a)(b).	2,882,000	5,797,710
Micro-Star International Co. Ltd.	5,774,000	34,322,159
Mitac Holdings Corp.(b)	8,464,053	8,604,942
momo.com Inc.(b)	308,000	13,776,008
Motech Industries Inc.(a)	3,482,000	3,870,984
Nan Kang Rubber Tire Co. Ltd.(b)	4,254,000	5,843,404
Nan Liu Enterprise Co. Ltd.(b)	351,000	2,088,636
Nan Pao Resins Chemical Co. Ltd.(b)	400,000	2,168,904
Nan Ya Plastics Corp.	43,948,440	133,835,130
Nan Ya Printed Circuit Board Corp.(b)	1,935,000	22,962,230
Nantex Industry Co. Ltd.(b)	2,566,000	12,106,551
Nanya Technology Corp.(b)	10,392,000	30,612,620
Newmax Technology Co. Ltd.(a)(b)	1,150,000	1,973,978
Nien Made Enterprise Co. Ltd.(b)	1,261,000	18,504,446

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Novatek Microelectronics Corp.(b)	4,966,000	$95,364,767
Nuvoton Technology Corp.	1,523,000	4,492,562
OBI Pharma Inc.(a)(b)	1,303,258	5,370,658
Oneness Biotech Co. Ltd.(a)	1,872,000	13,752,987
Oriental Union Chemical Corp.(b)	5,991,000	4,675,473
Pan Jit International Inc.(b)	2,717,200	5,002,857
Pan-International Industrial Corp.	5,619,366	7,997,208
Parade Technologies Ltd.(b)	612,000	33,728,335
PChome Online Inc.(b)	795,000	2,779,871
Pegatron Corp.(b)	16,091,000	42,624,366
PharmaEngine Inc.(b)	1,125,793	2,593,243
PharmaEssentia Corp.(a)	1,758,587	5,401,186
Pharmally International Holding Co. Ltd.(d)	597,543	975,352
Phison Electronics Corp.(b)	1,221,000	21,459,141
Pixart Imaging Inc.(b)	1,267,000	8,385,423
Pou Chen Corp.	18,660,000	25,316,102
Power Wind Health Industry Inc.(b)	341,957	1,830,594
Powertech Technology Inc.	5,785,000	22,312,114
Poya International Co. Ltd.(a)(b)	429,447	8,312,885
President Chain Store Corp.(b)	4,416,000	42,129,026
President Securities Corp.(b)	8,969,657	9,229,897
Primax Electronics Ltd.(b)	3,838,000	7,342,980
Prince Housing & Development Corp.(b)	11,101,995	4,763,929
Qisda Corp.(b)	13,364,000	14,747,072
Quanta Computer Inc.(b)	23,789,000	76,949,900
Quanta Storage Inc.(b)	1,912,000	2,823,926
Radiant Opto-Electronics Corp.	3,609,000	15,328,177
Radium Life Tech Co. Ltd.	7,008,279	2,801,706
Realtek Semiconductor Corp.	4,101,110	73,687,242
Rexon Industrial Corp. Ltd.(b)	1,210,000	3,367,553
RichWave Technology Corp.(b)	581,000	10,828,282
Ritek Corp.(a)	3,001	1,078
Roo Hsing Co. Ltd.(a)(b)	4,705,000	1,663,060
Ruentex Development Co. Ltd.(b)	6,933,086	13,102,378
Ruentex Industries Ltd.(b)	3,144,943	9,389,132
Sanyang Motor Co. Ltd.(b)	4,895,000	4,915,426
ScinoPharm Taiwan Ltd.(b)	2,791,027	2,777,410
SDI Corp.(b)	1,446,000	5,048,695
Sensortek Technology Corp.(b).	245,000	5,576,071
Sercomm Corp.(b)	2,329,000	5,576,525
Shanghai Commercial & Savings Bank Ltd. (The)	28,703,346	46,992,983
Shin Kong Financial Holding Co. Ltd.(b)	86,216,727	31,227,571
Shin Zu Shing Co. Ltd.(b)	1,565,904	6,261,707
Shining Building Business Co. Ltd.(a)(b)	6,647,184	2,883,514
Shinkong Synthetic Fibers Corp.(b)	13,385,000	10,395,199
Sigurd Microelectronics Corp.(b)	5,088,700	9,212,099
Silergy Corp.	649,000	85,762,560
Simplo Technology Co. Ltd.(b)	1,341,400	17,631,273
Sinbon Electronics Co. Ltd.(b)	2,038,809	19,547,271
Sino-American Silicon Products Inc.(b)	4,384,000	26,571,482
SinoPac Financial Holdings Co. Ltd.	87,311,660	42,629,096
Sinyi Realty Inc.(b)	4,453,704	4,975,321
Sitronix Technology Corp.(b)	1,086,000	11,295,211
Soft-World International Corp.(b)	905,000	3,441,427
Solar Applied Materials Technology Corp.(b)	3,598,710	6,181,931
Sonix Technology Co. Ltd.	1,065,000	3,615,900
Sporton International Inc.(b)	713,000	6,159,697
St. Shine Optical Co. Ltd.	371,000	3,921,548
Standard Foods Corp.(b)	3,846,096	7,443,448
Security	Shares	Value

Taiwan (continued)
Sunny Friend Environmental Technology Co. Ltd.(b)	569,000	$4,374,889
Sunonwealth Electric Machine Industry Co. Ltd.(b)	1,699,000	2,655,002
Supreme Electronics Co. Ltd.(b)	3,447,512	4,919,231
Synnex Technology International Corp.	11,188,250	24,111,630
Systex Corp.(b)	1,520,000	4,802,856
TA Chen Stainless Pipe(b)	10,149,552	16,825,532
Taichung Commercial Bank Co. Ltd.(b)	25,064,733	10,255,274
TaiDoc Technology Corp.(b)	508,000	3,818,172
Taigen Biopharmaceuticals Holdings Ltd.(a)	2,707,000	2,116,862
TaiMed Biologics Inc.(a)	1,645,000	4,498,291
Tainan Spinning Co. Ltd.(b)	12,113,894	12,176,838
Taishin Financial Holding Co. Ltd.	80,362,801	42,865,835
Taiwan Business Bank(b)	44,255,725	15,337,954
Taiwan Cement Corp.(b)	40,005,574	74,426,496
Taiwan Cogeneration Corp.(b)	4,796,000	6,739,295
Taiwan Cooperative Financial Holding Co. Ltd.(b)	76,349,072	57,664,116
Taiwan Fertilizer Co. Ltd.(b)	6,601,000	13,172,891
Taiwan Glass Industry Corp.(a)(b)	11,688,053	13,814,622
Taiwan High Speed Rail Corp.	14,920,000	15,835,005
Taiwan Hon Chuan Enterprise Co. Ltd.(b)	3,493,674	8,889,775
Taiwan Mask Corp.	1,775,000	5,411,299
Taiwan Mobile Co. Ltd.	12,697,000	45,999,477
Taiwan Paiho Ltd.(b)	2,612,000	8,993,238
Taiwan Secom Co. Ltd.(b)	2,464,185	8,160,739
Taiwan Semiconductor Co. Ltd.(b)	2,566,000	4,573,308
Taiwan Semiconductor Manufacturing Co. Ltd.	209,005,000	4,490,280,206
Taiwan Shin Kong Security Co. Ltd.	5,536,577	7,612,866
Taiwan Styrene Monomer(b)	4,918,000	3,485,267
Taiwan Surface Mounting Technology Corp.(b)	2,369,000	10,145,056
Taiwan TEA Corp.(a)(b)	8,285,000	5,891,142
Taiwan Union Technology Corp.(b)	2,149,000	8,124,513
Tanvex BioPharma Inc.(a)	1,424,089	3,023,696
TCI Co. Ltd.(b)	842,444	7,311,167
Teco Electric and Machinery Co. Ltd.(b)	15,199,000	18,085,703
Test Research Inc.(b)	1,860,400	3,844,093
Test Rite International Co. Ltd.(b)	5,867,000	5,800,278
Thinking Electronic Industrial Co. Ltd.(b)	764,000	4,489,794
Ton Yi Industrial Corp.(a)(b)	10,410,000	4,922,153
Tong Hsing Electronic Industries Ltd.(b)	1,418,762	9,331,108
Tong Yang Industry Co. Ltd.(b)	4,599,400	5,477,127
Topco Scientific Co. Ltd.(b)	1,676,639	7,969,878
TPK Holding Co. Ltd.(a)(b)	3,060,000	5,071,185
Transcend Information Inc.(b)	2,281,000	5,824,391
Tripod Technology Corp.(b)	3,437,000	15,904,720
TSEC Corp.(a)(b)	3,660,000	4,328,030
TSRC Corp.(b)	6,499,900	7,278,473
TTY Biopharm Co. Ltd.(b)	2,135,124	6,303,574
Tung Ho Steel Enterprise Corp.(b)	8,107,000	14,079,675
Tung Thih Electronic Co. Ltd.(a)	493,000	3,802,779
TXC Corp.(b)	2,769,000	11,003,456
U-Ming Marine Transport Corp.	4,904,000	10,571,518
Unimicron Technology Corp.(b)	10,492,000	42,423,159
Union Bank of Taiwan	8,718,928	3,678,914
Uni-President Enterprises Corp.	39,799,369	105,564,338
Unitech Printed Circuit Board Corp.(b)	5,981,000	4,508,002
United Integrated Services Co. Ltd.(b)	1,241,400	10,317,569
United Microelectronics Corp.(b)	100,394,000	190,838,030

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
United Renewable Energy Co. Ltd.(a)	20,886,388	$10,073,788
Universal Vision Biotechnology Co. Ltd.(b)	378,000	4,141,103
UPC Technology Corp.(b)	9,132,365	8,462,634
USI Corp.(b)	9,081,300	11,836,344
Vanguard International Semiconductor Corp.(b)	7,580,000	32,203,935
Visual Photonics Epitaxy Co. Ltd.(b)	1,412,000	5,761,529
Voltronic Power Technology Corp.(b)	488,493	21,739,189
Wafer Works Corp.(b)	4,957,404	9,197,319
Wah Lee Industrial Corp.	2,403,000	6,730,714
Walsin Lihwa Corp.(b)	21,378,000	20,352,646
Walsin Technology Corp.(b)	2,654,597	20,043,835
Wan Hai Lines Ltd.	5,182,000	27,107,138
Win Semiconductors Corp.(b)	2,900,427	34,025,266
Winbond Electronics Corp.(b)	25,880,480	31,757,342
Wisdom Marine Lines Co. Ltd.	3,131,000	7,592,007
Wistron Corp.(b)	22,794,004	25,265,329
Wistron NeWeb Corp.(b)	2,934,654	6,991,150
Wiwynn Corp.(b)	634,000	21,260,081
WPG Holdings Ltd.	12,069,200	22,553,187
WT Microelectronics Co. Ltd.	3,185,734	6,224,667
XinTec Inc.(a)(b)	1,476,000	8,083,255
XPEC Entertainment Inc.(a)(d)	31,000	0	(e)
Xxentria Technology Materials Corp.	1,509,000	3,646,520
Yageo Corp.(b)	3,181,454	57,751,496
Yang Ming Marine Transport Corp.(a)	13,252,677	48,850,472
YFY Inc.(b)	11,784,000	16,234,920
Yieh Phui Enterprise Co. Ltd.(a)(b)	13,535,026	11,402,962
Yuanta Financial Holding Co. Ltd.	81,976,388	75,631,672
Yulon Finance Corp.(b)	1,484,920	7,239,001
Yulon Motor Co. Ltd.(a)(b)	5,561,088	7,888,612
YungShin Global Holding Corp.(b)	3,293,650	5,141,041
Zhen Ding Technology Holding Ltd.	5,041,950	17,604,621
		12,069,528,954
Thailand — 1.9%
Advanced Info Service PCL, NVDR(b)	9,590,000	51,684,718
Airports of Thailand PCL, NVDR(b)	36,269,800	73,068,587
Amata Corp. PCL, NVDR(b).	12,453,430	7,682,186
AP Thailand PCL, NVDR	33,257,190	9,096,956
Asset World Corp. PCL, NVDR(a)	52,261,100	7,978,414
B Grimm Power PCL, NVDR(b).	7,733,800	10,949,265
Bangchak Corp. PCL, NVDR(b)	12,647,500	10,317,336
Bangkok Airways PCL, NVDR(a)(b)	15,274,700	3,562,136
Bangkok Bank PCL, Foreign(b)	4,635,800	17,136,093
Bangkok Chain Hospital PCL, NVDR.	21,151,850	13,793,360
Bangkok Commercial Asset Management PCL, NVDR(b)	16,854,200	10,184,429
Bangkok Dusit Medical Services PCL, NVDR	82,545,500	56,982,247
Bangkok Expressway & Metro PCL, NVDR(b)	68,863,485	18,056,226
Bangkok Land PCL, NVDR(b)	161,146,000	5,875,889
Banpu PCL, NVDR(b)	37,157,900	15,567,791
BCPG PCL, NVDR(b)	11,512,125	5,153,074
Berli Jucker PCL, NVDR(b)	10,388,300	11,540,342
BTS Group Holdings PCL, NVDR(b)	73,457,900	21,502,279
Bumrungrad Hospital PCL, NVDR	3,744,400	15,798,141
Carabao Group PCL, NVDR	2,413,300	10,223,142
Central Pattana PCL, NVDR(b)	18,598,200	30,183,391
Central Retail Corp. PCL, NVDR	16,284,317	17,299,380
CH Karnchang PCL, NVDR.	12,586,700	8,163,925
Charoen Pokphand Foods PCL, NVDR(b)	32,751,000	28,536,053
Chularat Hospital PCL, NVDR	72,912,000	8,201,662
Security	Shares	Value

Thailand (continued)
CK Power PCL, NVDR(b)	27,078,700	$4,758,302
Com7 PCL, NVDR	3,175,600	7,202,864
CP ALL PCL, NVDR	49,020,900	95,224,490
Delta Electronics Thailand PCL, NVDR(b)	2,716,800	50,577,651
Dynasty Ceramic PCL, NVDR(b)	69,035,120	6,796,420
Eastern Polymer Group PCL, NVDR(b)	14,848,400	5,178,625
Electricity Generating PCL, NVDR(b)	2,329,600	13,034,893
Energy Absolute PCL, NVDR	13,270,600	25,563,892
Esso Thailand PCL, NVDR(a)(b)	18,354,900	4,957,398
GFPT PCL, NVDR(b)	9,765,400	3,342,516
Global Power Synergy PCL, NVDR(b)	6,300,300	14,701,768
Gulf Energy Development PCL, NVDR(b)	25,041,944	27,038,646
Gunkul Engineering PCL, NVDR(b)	64,248,641	7,189,869
Hana Microelectronics PCL, NVDR(b)	6,086,000	11,731,121
Home Product Center PCL, NVDR	55,845,975	24,815,276
Indorama Ventures PCL, NVDR(b)	15,172,500	22,170,114
Intouch Holdings PCL, NVDR	18,017,300	37,021,972
IRPC PCL, NVDR	98,409,900	12,706,567
Jasmine International PCL, NVDR(b)	62,338,200	5,576,303
Kasikornbank PCL, NVDR(b)	2,761,800	10,511,844
KCE Electronics PCL, NVDR(b)	7,797,300	17,648,392
Khon Kaen Sugar Industry PCL, NVDR(a)	26,009,886	3,578,960
Kiatnakin Phatra Bank PCL, NVDR(b)	3,610,900	6,584,457
Krung Thai Bank PCL, NVDR	28,744,800	10,023,639
Krungthai Card PCL, NVDR(b)	7,257,900	16,938,026
Land & Houses PCL, NVDR	66,076,600	17,017,281
Major Cineplex Group PCL, NVDR(a)(b)	9,910,800	6,467,137
MBK PCL, NVDR	10,920,200	4,752,181
Mega Lifesciences PCL, NVDR	4,466,000	5,174,836
Minor International PCL, NVDR(a)	28,228,160	28,897,051
Muangthai Capital PCL, NVDR	6,898,800	13,664,977
Origin Property PCL, NVDR(b)	13,059,000	3,819,664
Osotspa PCL, NVDR(b)	8,209,000	9,709,688
Plan B Media PCL, NVDR(b)	24,011,100	4,602,709
Precious Shipping PCL, NVDR(a)	5,969,400	3,434,871
Prima Marine PCL, NVDR(b)	13,893,700	3,289,133
PTG Energy PCL, NVDR(b)	10,907,800	6,766,131
PTT Exploration & Production PCL, NVDR	11,712,201	44,357,506
PTT Global Chemical PCL, NVDR	19,672,000	39,756,046
PTT Oil & Retail Business, NVDR	25,386,400	24,351,277
PTT PCL, NVDR(b)	88,109,100	111,234,922
Quality Houses PCL, NVDR(b)	112,523,717	8,279,924
Ratch Group PCL, NVDR.	7,061,300	11,574,823
Ratchthani Leasing PCL, NVDR(b)	33,415,825	4,487,835
Regional Container Lines PCL, NVDR	3,049,700	5,290,563
RS PCL, NVDR(a)(b)	6,752,300	5,451,679
SCG Packaging PCL, NVDR	6,906,000	12,207,622
Siam Cement PCL (The), NVDR	6,616,000	92,720,398
Siam Commercial Bank PCL (The), NVDR	7,154,400	23,447,307
Siamgas & Petrochemicals PCL, NVDR(b)	11,003,100	4,045,561
Singha Estate PCL, NVDR(a)(b)	48,972,200	3,695,685
Sino-Thai Engineering & Construction PCL, NVDR(b)	12,602,828	6,444,860
Sri Trang Agro-Industry PCL, NVDR(b)	8,559,360	11,831,702
Sri Trang Gloves Thailand PCL, NVDR	7,094,000	9,931,600
Srisawad Corp. PCL, NVDR(b)	7,081,949	17,024,786
Supalai PCL, NVDR(b)	15,219,300	10,364,242
Super Energy Corp. PCL, NVDR(b)	184,715,600	5,792,380
Taokaenoi Food & Marketing PCL, Class R, NVDR(b)	6,408,900	1,536,659

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Thai Oil PCL, NVDR(b)	10,151,100	$19,136,222
Thai Union Group PCL, NVDR	25,908,700	14,749,523
Thai Vegetable Oil PCL, NVDR	5,986,600	6,370,449
Thanachart Capital PCL, NVDR(b)	3,622,800	3,967,690
Thonburi Healthcare Group PCL, NVDR(b)	7,071,200	5,767,664
Thoresen Thai Agencies PCL, NVDR	11,000,700	6,167,507
TPI Polene PCL, NVDR(b)	69,672,300	4,498,853
True Corp. PCL, NVDR(b)	102,762,911	10,378,945
TTW PCL, NVDR(b)	24,491,100	9,247,839
WHA Corp. PCL, NVDR(b)	89,232,200	8,843,628
		1,563,962,383
Turkey — 0.4%
Akbank TAS	25,813,662	15,852,950
Aksa Akrilik Kimya Sanayii AS	2,006,691	3,768,309
Anadolu Efes Biracilik Ve Malt Sanayii AS	2,118,568	5,653,967
Aselsan Elektronik Sanayi Ve Ticaret AS	6,384,915	11,106,469
Bera Holding AS(a)	2,876,502	8,543,118
BIM Birlesik Magazalar AS	4,123,758	30,787,067
Coca-Cola Icecek AS	772,816	7,161,413
Dogan Sirketler Grubu Holding AS(b)	10,778,033	3,696,881
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(b)	21,839,757	4,969,975
Enerjisa Enerji AS(c)	2,247,916	2,800,080
Eregli Demir ve Celik Fabrikalari TAS	12,338,397	27,752,977
Ford Otomotiv Sanayi AS	701,168	14,234,961
Gubre Fabrikalari TAS(a)(b)	567,551	4,071,565
Haci Omer Sabanci Holding AS	8,045,236	8,320,066
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(a)(b)	9,894,400	9,079,180
KOC Holding AS	6,176,562	13,377,413
Koza Altin Isletmeleri AS(a)(b)	393,110	5,488,831
Koza Anadolu Metal Madencilik Isletmeleri AS(a)(b)	2,423,658	4,497,457
Mavi Giyim Sanayi Ve Ticaret AS, Class B(a)(c)	384,596	2,265,770
Migros Ticaret AS(a)(b)	909,831	3,680,622
MLP Saglik Hizmetleri AS(a)(b)(c)	842,228	2,312,984
Pegasus Hava Tasimaciligi AS(a)(b)	416,206	4,040,339
Petkim Petrokimya Holding AS(a)	12,883,527	9,303,538
Sasa Polyester Sanayi AS(a)	134,182	482,794
Sok Marketler Ticaret AS(a)(b)	1,826,759	2,374,217
TAV Havalimanlari Holding AS(a)(b)	1,905,411	5,334,239
Tekfen Holding AS(b)	1,931,655	3,392,489
Turk Hava Yollari AO(a)(b)	6,061,464	9,411,206
Turkcell Iletisim Hizmetleri AS	10,221,035	18,900,995
Turkiye Garanti Bankasi AS(b)	18,964,760	17,690,037
Turkiye Is Bankasi AS, Class C	14,158,372	8,413,287
Turkiye Petrol Rafinerileri AS(a)(b)	1,083,776	12,317,146
Turkiye Sinai Kalkinma Bankasi AS(b)	14,518,488	2,254,279
Turkiye Sise ve Cam Fabrikalari AS	13,068,607	11,819,599
Ulker Biskuvi Sanayi AS	1,751,176	4,456,777
Yapi ve Kredi Bankasi AS(b)	27,655,218	6,941,449
		306,554,446
United Arab Emirates — 0.7%
Abu Dhabi Commercial Bank PJSC	24,481,020	45,363,310
Abu Dhabi Islamic Bank PJSC	11,946,128	18,059,167
Abu Dhabi National Oil Co. for Distribution PJSC	15,253,793	16,592,766
Air Arabia PJSC(a)	24,881,932	9,328,840
Aldar Properties PJSC	33,404,826	33,274,059
Amanat Holdings PJSC	19,312,521	5,036,482
Security	Shares	Value

United Arab Emirates (continued)
Aramex PJSC	7,318,193	$8,181,101
DAMAC Properties Dubai Co. PJSC(a)	15,985,708	5,925,533
Dana Gas PJSC	40,750,947	8,732,317
Dubai Financial Market PJSC	17,509,769	5,373,482
Dubai Investments PJSC	20,156,112	9,099,891
Dubai Islamic Bank PJSC	15,803,959	20,525,174
Emaar Development PJSC(a)	4,921,006	4,748,918
Emaar Malls PJSC(a)	763,854	409,328
Emaar Properties PJSC	29,999,429	32,380,370
Emirates NBD Bank PJSC	22,208,690	83,437,900
Emirates Telecommunications Group Co. PJSC	15,263,481	90,006,397
First Abu Dhabi Bank PJSC	32,918,778	151,129,271
		547,604,306
Total Common Stocks — 97.7%
(Cost: $56,857,764,039)		80,958,418,589

Preferred Stocks

Brazil — 1.2%
Alpargatas SA, Preference Shares, NVS	1,721,058	15,616,561
Azul SA, Preference Shares, NVS	2,493,231	20,570,818
Banco ABC Brasil SA, Preference Shares, NVS	1,118,011	3,700,460
Banco Bradesco SA, Preference Shares, NVS	41,105,846	208,853,697
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	1,807,338	4,726,676
Banco Pan SA, Preference Shares, NVS	3,267,229	14,305,920
Bradespar SA, Preference Shares, NVS	1,988,543	27,170,433
Braskem SA, Class A, Preference Shares, NVS	1,234,922	11,864,180
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	2,128,492	17,798,354
Cia. de Saneamento do Parana, Preference Shares, NVS	2,752,017	2,143,867
Cia. Energetica de Minas Gerais, Preference Shares, NVS	8,229,448	21,443,273
Cia. Energetica de Sao Paulo, Class B, Preference Shares, NVS	1,892,565	8,777,039
Cia. Paranaense de Energia, Preference Shares, NVS	8,247,597	10,096,450
Gerdau SA, Preference Shares, NVS	9,607,793	60,688,172
Gol Linhas Aereas Inteligentes SA, Preference Shares, NVS	1,747,441	8,989,177
Itau Unibanco Holding SA, Preference Shares, NVS	40,851,739	231,548,318
Itausa SA, Preference Shares, NVS.	37,728,066	78,616,727
Lojas Americanas SA, Preference Shares, NVS	7,841,704	29,927,182
Marcopolo SA, Preference Shares, NVS	5,796,806	2,980,878
Metalurgica Gerdau SA, Preference Shares, NVS	6,957,279	19,783,732
Petroleo Brasileiro SA, Preference Shares, NVS	40,406,027	208,321,650
Randon SA Implementos e Participacoes, Preference Shares, NVS	2,253,531	6,377,877
Unipar Carbocloro SA, Preference Shares, NVS	556,864	11,049,237
		1,025,350,678
Chile — 0.1%
Embotelladora Andina SA, Class B, Preference Shares, NVS	3,697,923	8,830,099
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares, NVS	1,169,363	52,375,196
		61,205,295

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	4,035,056	$30,034,398

Russia — 0.1%
Surgutneftegas PJSC, Preference Shares, NVS	59,701,477	37,956,521

South Korea — 0.7%
Hyundai Motor Co.
Preference Shares, NVS	185,679	18,435,460
Series 2, Preference Shares, NVS	305,507	30,603,635
LG Chem Ltd., Preference Shares, NVS	65,903	21,947,889
LG Household & Health Care Ltd., Preference Shares, NVS	16,789	10,834,217
Samsung Electronics Co. Ltd., Preference Shares, NVS	7,003,955	458,145,495
		539,966,696
Total Preferred Stocks — 2.1%
(Cost: $1,351,322,969)		1,694,513,588

Rights

South Korea — 0.0%
Cosmax Inc. (Expires 06/18/21)(a)(b)	7,234	152,425
Hanwha Systems Co. Ltd. (Expires 06/04/21)(a)	201,041	270,386
Solid Inc. (Expires 06/09/21)(a)	73,070	90,412
		513,223
Total Rights — 0.0%
(Cost: $0)		513,223

Warrants

Thailand — 0.0%
MBK PCL, NVDR (Expires 12/31/24)(a)	432,024	146,543
Minor International PCL (Expires 02/15/24)(a)	876,446	117,794
Minor International PCL (Expires 05/05/23)(a)	967,112	151,024
RS PCL, NVDR, NVDR (Expires 05/23/24)(a)	1,030,740	0	(e)
		415,361
Total Warrants — 0.0%
(Cost: $0)		415,361
	Par/
Security	Shares		Value

Corporate Bonds & Notes

India — 0.0%
Britannia Industries Ltd., 5.50%, 06/03/24 (d)	INR	28,231,268	$389,706

Total Corporate Bonds & Notes — 0.0%
(Cost: $387,939)			389,706

Short-Term Investments

Money Market Funds — 4.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(h)(i)(j)		3,637,596,347	3,639,778,905

Total Short-Term Investments — 4.4%
(Cost: $3,638,643,047)			3,639,778,905

Total Investments in Securities — 104.2%
(Cost: $61,848,117,994)			86,294,029,372

Other Assets, Less Liabilities — (4.2)%			(3,465,370,694)

Net Assets — 100.0%			$82,828,658,678

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than $1.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,922,732, representing less than 0.05% of its net assets as of period end, and an original cost of $35,983,750.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period-end.
(j)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,395,950,043	$1,244,603,206	(a)	$—		$(347,406)	$(426,938)	$3,639,778,905	3,637,596,347	$32,763,170	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	590,951,000	—		(590,951,000	)(a)	—	—	—	—	161,011		—
						$(347,406)	$(426,938)	$3,639,778,905		$32,924,181		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	As of period end, the entity is no longer held.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	1,074	06/18/21	$73,080	$1,227,810

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$14,069,338,414	$66,835,821,840	$53,258,335	$80,958,418,589
Preferred Stocks	1,116,590,371	577,923,217	—	1,694,513,588
Rights	90,412	422,811	—	513,223
Warrants	268,818	146,543	—	415,361
Corporate Bonds & Notes	—	—	389,706	389,706
Money Market Funds	3,639,778,905	—	—	3,639,778,905
	$18,826,066,920	$67,414,314,411	$53,648,041	$86,294,029,372
Derivative financial instruments(a)
Assets
Futures Contracts	$1,227,810	$—	$—	$1,227,810

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt	NVDR	Non-Voting Depositary Receipt
CPO	Certificates of Participation (Ordinary)	NVS	Non-Voting Shares
GDR	Global Depositary Receipt	PJSC	Public Joint Stock Company
JSC	Joint Stock Company	REIT	Real Estate Investment Trust

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2021

Currency Abbreviations

INR	Indian Rupee